Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AIM Investment Securities Funds (Invesco Investment Securities Funds)
Entity Central Index Key	0000842790
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000209395 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco U.S. Government Money Portfolio
Class Name	Invesco Cash Reserve
Trading Symbol	GMQXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco U.S. Government Money Portfolio (Invesco Cash Reserve)	$70	0.69%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%	[1]
Net Assets	$ 1,128,186,982
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 3,543,475
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,128,186,982
Total number of portfolio holdings	78
Total advisory fees paid	$3,543,475

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	63.3%
8-30	2.7%
31-60	1.7%
61-90	1.0%
91-180	13.0%
181+	18.3%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective January 1, 2026, the Fund’s contractual management fee is calculated at the annual rate of 0.15% of the Fund's average daily net assets.

Material Fund Change Expenses [Text Block]	Effective January 1, 2026, the Fund’s contractual management fee is calculated at the annual rate of 0.15% of the Fund's average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000120680 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Corporate Bond Fund
Class Name	Class R6
Trading Symbol	ICBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Corporate Bond Fund (Class R6)	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market continued to benefit from generally supportive fundamentals, including resilient economic growth and stable corporate balance sheets. Credit spreads remained near historically tight levels for much of the period, although there were intermittent periods of modest widening as macro conditions evolved. Because the Fund holds predominantly corporate bonds, it benefited from this overall constructive market environment.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 6.66%. For the same time period, the Bloomberg U.S. Credit Index returned 6.68%.
What contributed to performance?
Investment-grade industrials | Exposure to the investment-grade industrials sector contributed to relative Fund performance, supported by stable corporate fundamentals and continued demand for high-quality credit across key industries.
High-yield industrials | Sector allocation within high-yield corporates, particularly in the industrials sub-sector, contributed positively during the fiscal year, as the broader high-yield market was supported by constructive risk sentiment and resilient issuer fundamentals.
What detracted from performance?
Investment-grade financials | Security selection within the investment-grade financials sector detracted from the Fund’s relative performance, as several issuers underperformed during the period.
Treasuries | Selection within Treasuries, particularly in longer maturity bonds, detracted from relative performance amid an elevated rates environment.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Corporate Bond Fund (Class R6)	6.66%	0.94%	4.15%
Bloomberg U.S. Credit Index	6.68%	0.85%	3.16%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,134,581,616
Holdings Count | Holding	1,819
Advisory Fees Paid, Amount	$ 10,543,516
Investment Company Portfolio Turnover	219.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$4,134,581,616
Total number of portfolio holdings	1,819
Total advisory fees paid	$10,543,516
Portfolio turnover rate	219%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	1.01%
U.S. Treasury Bonds, 4.63%, 11/15/2055	0.87%
Beignet Investor LLC, 6.58%, 05/30/2049	0.82%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.72%
Goldman Sachs Group, Inc. (The), 5.39%, 02/02/2041	0.55%
Raising Cane's Restaurants LLC, Term Loan, 5.67%, 11/03/2032	0.52%
AP Grange Holdings LLC, 6.50%, 03/20/2045	0.52%
QTS Thunder Managing Issuer LLC, 5.67%, 12/10/2030	0.51%
Royal Bank of Canada, 6.50%, 05/24/2086	0.45%
Goldman Sachs Group, Inc. (The), 5.54%, 01/21/2047	0.44%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	1.01%
U.S. Treasury Bonds, 4.63%, 11/15/2055	0.87%
Beignet Investor LLC, 6.58%, 05/30/2049	0.82%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.72%
Goldman Sachs Group, Inc. (The), 5.39%, 02/02/2041	0.55%
Raising Cane's Restaurants LLC, Term Loan, 5.67%, 11/03/2032	0.52%
AP Grange Holdings LLC, 6.50%, 03/20/2045	0.52%
QTS Thunder Managing Issuer LLC, 5.67%, 12/10/2030	0.51%
Royal Bank of Canada, 6.50%, 05/24/2086	0.45%
Goldman Sachs Group, Inc. (The), 5.54%, 01/21/2047	0.44%
* Excluding money market fund holdings, if any.

C000084554 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Corporate Bond Fund
Class Name	Class Y
Trading Symbol	ACCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Corporate Bond Fund (Class Y)	$48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market continued to benefit from generally supportive fundamentals, including resilient economic growth and stable corporate balance sheets. Credit spreads remained near historically tight levels for much of the period, although there were intermittent periods of modest widening as macro conditions evolved. Because the Fund holds predominantly corporate bonds, it benefited from this overall constructive market environment.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 6.53%. For the same time period, the Bloomberg U.S. Credit Index returned 6.68%.
What contributed to performance?
Investment-grade industrials | Exposure to the investment-grade industrials sector contributed to relative Fund performance, supported by stable corporate fundamentals and continued demand for high-quality credit across key industries.
High-yield industrials | Sector allocation within high-yield corporates, particularly in the industrials sub-sector, contributed positively during the fiscal year, as the broader high-yield market was supported by constructive risk sentiment and resilient issuer fundamentals.
What detracted from performance?
Investment-grade financials | Security selection within the investment-grade financials sector detracted from the Fund’s relative performance, as several issuers underperformed during the period.
Treasuries | Selection within Treasuries, particularly in longer maturity bonds, detracted from relative performance amid an elevated rates environment.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Corporate Bond Fund (Class Y)	6.53%	0.81%	4.00%
Bloomberg U.S. Credit Index	6.68%	0.85%	3.16%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,134,581,616
Holdings Count | Holding	1,819
Advisory Fees Paid, Amount	$ 10,543,516
Investment Company Portfolio Turnover	219.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$4,134,581,616
Total number of portfolio holdings	1,819
Total advisory fees paid	$10,543,516
Portfolio turnover rate	219%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	1.01%
U.S. Treasury Bonds, 4.63%, 11/15/2055	0.87%
Beignet Investor LLC, 6.58%, 05/30/2049	0.82%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.72%
Goldman Sachs Group, Inc. (The), 5.39%, 02/02/2041	0.55%
Raising Cane's Restaurants LLC, Term Loan, 5.67%, 11/03/2032	0.52%
AP Grange Holdings LLC, 6.50%, 03/20/2045	0.52%
QTS Thunder Managing Issuer LLC, 5.67%, 12/10/2030	0.51%
Royal Bank of Canada, 6.50%, 05/24/2086	0.45%
Goldman Sachs Group, Inc. (The), 5.54%, 01/21/2047	0.44%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	1.01%
U.S. Treasury Bonds, 4.63%, 11/15/2055	0.87%
Beignet Investor LLC, 6.58%, 05/30/2049	0.82%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.72%
Goldman Sachs Group, Inc. (The), 5.39%, 02/02/2041	0.55%
Raising Cane's Restaurants LLC, Term Loan, 5.67%, 11/03/2032	0.52%
AP Grange Holdings LLC, 6.50%, 03/20/2045	0.52%
QTS Thunder Managing Issuer LLC, 5.67%, 12/10/2030	0.51%
Royal Bank of Canada, 6.50%, 05/24/2086	0.45%
Goldman Sachs Group, Inc. (The), 5.54%, 01/21/2047	0.44%
* Excluding money market fund holdings, if any.

C000095838 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Corporate Bond Fund
Class Name	Class R
Trading Symbol	ACCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Corporate Bond Fund (Class R)	$99	0.96%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market continued to benefit from generally supportive fundamentals, including resilient economic growth and stable corporate balance sheets. Credit spreads remained near historically tight levels for much of the period, although there were intermittent periods of modest widening as macro conditions evolved. Because the Fund holds predominantly corporate bonds, it benefited from this overall constructive market environment.
• For the fiscal year ended February 28, 2026, Class R shares of the Fund returned 6.00%. For the same time period, the Bloomberg U.S. Credit Index returned 6.68%.
What contributed to performance?
Investment-grade industrials | Exposure to the investment-grade industrials sector contributed to relative Fund performance, supported by stable corporate fundamentals and continued demand for high-quality credit across key industries.
High-yield industrials | Sector allocation within high-yield corporates, particularly in the industrials sub-sector, contributed positively during the fiscal year, as the broader high-yield market was supported by constructive risk sentiment and resilient issuer fundamentals.
What detracted from performance?
Investment-grade financials | Security selection within the investment-grade financials sector detracted from the Fund’s relative performance, as several issuers underperformed during the period.
Treasuries | Selection within Treasuries, particularly in longer maturity bonds, detracted from relative performance amid an elevated rates environment.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Corporate Bond Fund (Class R)	6.00%	0.30%	3.49%
Bloomberg U.S. Credit Index	6.68%	0.85%	3.16%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,134,581,616
Holdings Count | Holding	1,819
Advisory Fees Paid, Amount	$ 10,543,516
Investment Company Portfolio Turnover	219.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$4,134,581,616
Total number of portfolio holdings	1,819
Total advisory fees paid	$10,543,516
Portfolio turnover rate	219%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	1.01%
U.S. Treasury Bonds, 4.63%, 11/15/2055	0.87%
Beignet Investor LLC, 6.58%, 05/30/2049	0.82%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.72%
Goldman Sachs Group, Inc. (The), 5.39%, 02/02/2041	0.55%
Raising Cane's Restaurants LLC, Term Loan, 5.67%, 11/03/2032	0.52%
AP Grange Holdings LLC, 6.50%, 03/20/2045	0.52%
QTS Thunder Managing Issuer LLC, 5.67%, 12/10/2030	0.51%
Royal Bank of Canada, 6.50%, 05/24/2086	0.45%
Goldman Sachs Group, Inc. (The), 5.54%, 01/21/2047	0.44%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	1.01%
U.S. Treasury Bonds, 4.63%, 11/15/2055	0.87%
Beignet Investor LLC, 6.58%, 05/30/2049	0.82%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.72%
Goldman Sachs Group, Inc. (The), 5.39%, 02/02/2041	0.55%
Raising Cane's Restaurants LLC, Term Loan, 5.67%, 11/03/2032	0.52%
AP Grange Holdings LLC, 6.50%, 03/20/2045	0.52%
QTS Thunder Managing Issuer LLC, 5.67%, 12/10/2030	0.51%
Royal Bank of Canada, 6.50%, 05/24/2086	0.45%
Goldman Sachs Group, Inc. (The), 5.54%, 01/21/2047	0.44%
* Excluding money market fund holdings, if any.

C000084555 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Corporate Bond Fund
Class Name	Class R5
Trading Symbol	ACCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Corporate Bond Fund (Class R5)	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market continued to benefit from generally supportive fundamentals, including resilient economic growth and stable corporate balance sheets. Credit spreads remained near historically tight levels for much of the period, although there were intermittent periods of modest widening as macro conditions evolved. Because the Fund holds predominantly corporate bonds, it benefited from this overall constructive market environment.
• For the fiscal year ended February 28, 2026, Class R5 shares of the Fund returned 6.58%. For the same time period, the Bloomberg U.S. Credit Index returned 6.68%.
What contributed to performance?
Investment-grade industrials | Exposure to the investment-grade industrials sector contributed to relative Fund performance, supported by stable corporate fundamentals and continued demand for high-quality credit across key industries.
High-yield industrials | Sector allocation within high-yield corporates, particularly in the industrials sub-sector, contributed positively during the fiscal year, as the broader high-yield market was supported by constructive risk sentiment and resilient issuer fundamentals.
What detracted from performance?
Investment-grade financials | Security selection within the investment-grade financials sector detracted from the Fund’s relative performance, as several issuers underperformed during the period.
Treasuries | Selection within Treasuries, particularly in longer maturity bonds, detracted from relative performance amid an elevated rates environment.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Corporate Bond Fund (Class R5)	6.58%	0.90%	4.09%
Bloomberg U.S. Credit Index	6.68%	0.85%	3.16%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,134,581,616
Holdings Count | Holding	1,819
Advisory Fees Paid, Amount	$ 10,543,516
Investment Company Portfolio Turnover	219.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$4,134,581,616
Total number of portfolio holdings	1,819
Total advisory fees paid	$10,543,516
Portfolio turnover rate	219%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	1.01%
U.S. Treasury Bonds, 4.63%, 11/15/2055	0.87%
Beignet Investor LLC, 6.58%, 05/30/2049	0.82%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.72%
Goldman Sachs Group, Inc. (The), 5.39%, 02/02/2041	0.55%
Raising Cane's Restaurants LLC, Term Loan, 5.67%, 11/03/2032	0.52%
AP Grange Holdings LLC, 6.50%, 03/20/2045	0.52%
QTS Thunder Managing Issuer LLC, 5.67%, 12/10/2030	0.51%
Royal Bank of Canada, 6.50%, 05/24/2086	0.45%
Goldman Sachs Group, Inc. (The), 5.54%, 01/21/2047	0.44%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	1.01%
U.S. Treasury Bonds, 4.63%, 11/15/2055	0.87%
Beignet Investor LLC, 6.58%, 05/30/2049	0.82%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.72%
Goldman Sachs Group, Inc. (The), 5.39%, 02/02/2041	0.55%
Raising Cane's Restaurants LLC, Term Loan, 5.67%, 11/03/2032	0.52%
AP Grange Holdings LLC, 6.50%, 03/20/2045	0.52%
QTS Thunder Managing Issuer LLC, 5.67%, 12/10/2030	0.51%
Royal Bank of Canada, 6.50%, 05/24/2086	0.45%
Goldman Sachs Group, Inc. (The), 5.54%, 01/21/2047	0.44%
* Excluding money market fund holdings, if any.

C000209398 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco U.S. Government Money Portfolio
Class Name	Class R6
Trading Symbol	GMRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco U.S. Government Money Portfolio (Class R6)	$45	0.44%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%	[2]
Net Assets	$ 1,128,186,982
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 3,543,475
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,128,186,982
Total number of portfolio holdings	78
Total advisory fees paid	$3,543,475

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	63.3%
8-30	2.7%
31-60	1.7%
61-90	1.0%
91-180	13.0%
181+	18.3%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective January 1, 2026, the Fund’s contractual management fee is calculated at the annual rate of 0.15% of the Fund's average daily net assets.

Material Fund Change Expenses [Text Block]	Effective January 1, 2026, the Fund’s contractual management fee is calculated at the annual rate of 0.15% of the Fund's average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209399 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco U.S. Government Money Portfolio
Class Name	Class C
Trading Symbol	GMCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco U.S. Government Money Portfolio (Class C)	$157	1.55%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.55%	[3]
Net Assets	$ 1,128,186,982
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 3,543,475
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,128,186,982
Total number of portfolio holdings	78
Total advisory fees paid	$3,543,475

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	63.3%
8-30	2.7%
31-60	1.7%
61-90	1.0%
91-180	13.0%
181+	18.3%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective January 1, 2026, the Fund’s contractual management fee is calculated at the annual rate of 0.15% of the Fund's average daily net assets.

Material Fund Change Expenses [Text Block]	Effective January 1, 2026, the Fund’s contractual management fee is calculated at the annual rate of 0.15% of the Fund's average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209396 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco U.S. Government Money Portfolio
Class Name	Class R
Trading Symbol	GMLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco U.S. Government Money Portfolio (Class R)	$106	1.04%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.04%	[4]
Net Assets	$ 1,128,186,982
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 3,543,475
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,128,186,982
Total number of portfolio holdings	78
Total advisory fees paid	$3,543,475

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	63.3%
8-30	2.7%
31-60	1.7%
61-90	1.0%
91-180	13.0%
181+	18.3%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective January 1, 2026, the Fund’s contractual management fee is calculated at the annual rate of 0.15% of the Fund's average daily net assets.

Material Fund Change Expenses [Text Block]	Effective January 1, 2026, the Fund’s contractual management fee is calculated at the annual rate of 0.15% of the Fund's average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209397 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco U.S. Government Money Portfolio
Class Name	Class Y
Trading Symbol	OMBXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco U.S. Government Money Portfolio (Class Y)	$55	0.54%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%	[5]
Net Assets	$ 1,128,186,982
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 3,543,475
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,128,186,982
Total number of portfolio holdings	78
Total advisory fees paid	$3,543,475

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	63.3%
8-30	2.7%
31-60	1.7%
61-90	1.0%
91-180	13.0%
181+	18.3%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective January 1, 2026, the Fund’s contractual management fee is calculated at the annual rate of 0.15% of the Fund's average daily net assets.

Material Fund Change Expenses [Text Block]	Effective January 1, 2026, the Fund’s contractual management fee is calculated at the annual rate of 0.15% of the Fund's average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000084556 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Corporate Bond Fund
Class Name	Class A
Trading Symbol	ACCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Corporate Bond Fund (Class A)	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market continued to benefit from generally supportive fundamentals, including resilient economic growth and stable corporate balance sheets. Credit spreads remained near historically tight levels for much of the period, although there were intermittent periods of modest widening as macro conditions evolved. Because the Fund holds predominantly corporate bonds, it benefited from this overall constructive market environment.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 6.27%. For the same time period, the Bloomberg U.S. Credit Index returned 6.68%.
What contributed to performance?
Investment-grade industrials | Exposure to the investment-grade industrials sector contributed to relative Fund performance, supported by stable corporate fundamentals and continued demand for high-quality credit across key industries.
High-yield industrials | Sector allocation within high-yield corporates, particularly in the industrials sub-sector, contributed positively during the fiscal year, as the broader high-yield market was supported by constructive risk sentiment and resilient issuer fundamentals.
What detracted from performance?
Investment-grade financials | Security selection within the investment-grade financials sector detracted from the Fund’s relative performance, as several issuers underperformed during the period.
Treasuries | Selection within Treasuries, particularly in longer maturity bonds, detracted from relative performance amid an elevated rates environment.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Corporate Bond Fund (Class A) —including sales charge	1.73%	-0.30%	3.29%
Invesco Corporate Bond Fund (Class A) —excluding sales charge	6.27%	0.58%	3.75%
Bloomberg U.S. Credit Index	6.68%	0.85%	3.16%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,134,581,616
Holdings Count | Holding	1,819
Advisory Fees Paid, Amount	$ 10,543,516
Investment Company Portfolio Turnover	219.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$4,134,581,616
Total number of portfolio holdings	1,819
Total advisory fees paid	$10,543,516
Portfolio turnover rate	219%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	1.01%
U.S. Treasury Bonds, 4.63%, 11/15/2055	0.87%
Beignet Investor LLC, 6.58%, 05/30/2049	0.82%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.72%
Goldman Sachs Group, Inc. (The), 5.39%, 02/02/2041	0.55%
Raising Cane's Restaurants LLC, Term Loan, 5.67%, 11/03/2032	0.52%
AP Grange Holdings LLC, 6.50%, 03/20/2045	0.52%
QTS Thunder Managing Issuer LLC, 5.67%, 12/10/2030	0.51%
Royal Bank of Canada, 6.50%, 05/24/2086	0.45%
Goldman Sachs Group, Inc. (The), 5.54%, 01/21/2047	0.44%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	1.01%
U.S. Treasury Bonds, 4.63%, 11/15/2055	0.87%
Beignet Investor LLC, 6.58%, 05/30/2049	0.82%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.72%
Goldman Sachs Group, Inc. (The), 5.39%, 02/02/2041	0.55%
Raising Cane's Restaurants LLC, Term Loan, 5.67%, 11/03/2032	0.52%
AP Grange Holdings LLC, 6.50%, 03/20/2045	0.52%
QTS Thunder Managing Issuer LLC, 5.67%, 12/10/2030	0.51%
Royal Bank of Canada, 6.50%, 05/24/2086	0.45%
Goldman Sachs Group, Inc. (The), 5.54%, 01/21/2047	0.44%
* Excluding money market fund holdings, if any.

C000084553 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Corporate Bond Fund
Class Name	Class C
Trading Symbol	ACCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Corporate Bond Fund (Class C)	$147	1.43%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market continued to benefit from generally supportive fundamentals, including resilient economic growth and stable corporate balance sheets. Credit spreads remained near historically tight levels for much of the period, although there were intermittent periods of modest widening as macro conditions evolved. Because the Fund holds predominantly corporate bonds, it benefited from this overall constructive market environment.
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 5.52%. For the same time period, the Bloomberg U.S. Credit Index returned 6.68%.
What contributed to performance?
Investment-grade industrials | Exposure to the investment-grade industrials sector contributed to relative Fund performance, supported by stable corporate fundamentals and continued demand for high-quality credit across key industries.
High-yield industrials | Sector allocation within high-yield corporates, particularly in the industrials sub-sector, contributed positively during the fiscal year, as the broader high-yield market was supported by constructive risk sentiment and resilient issuer fundamentals.
What detracted from performance?
Investment-grade financials | Security selection within the investment-grade financials sector detracted from the Fund’s relative performance, as several issuers underperformed during the period.
Treasuries | Selection within Treasuries, particularly in longer maturity bonds, detracted from relative performance amid an elevated rates environment.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Corporate Bond Fund (Class C) —including sales charge	4.52%	-0.19%	3.15%
Invesco Corporate Bond Fund (Class C) —excluding sales charge	5.52%	-0.19%	3.15%
Bloomberg U.S. Credit Index	6.68%	0.85%	3.16%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,134,581,616
Holdings Count | Holding	1,819
Advisory Fees Paid, Amount	$ 10,543,516
Investment Company Portfolio Turnover	219.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$4,134,581,616
Total number of portfolio holdings	1,819
Total advisory fees paid	$10,543,516
Portfolio turnover rate	219%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	1.01%
U.S. Treasury Bonds, 4.63%, 11/15/2055	0.87%
Beignet Investor LLC, 6.58%, 05/30/2049	0.82%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.72%
Goldman Sachs Group, Inc. (The), 5.39%, 02/02/2041	0.55%
Raising Cane's Restaurants LLC, Term Loan, 5.67%, 11/03/2032	0.52%
AP Grange Holdings LLC, 6.50%, 03/20/2045	0.52%
QTS Thunder Managing Issuer LLC, 5.67%, 12/10/2030	0.51%
Royal Bank of Canada, 6.50%, 05/24/2086	0.45%
Goldman Sachs Group, Inc. (The), 5.54%, 01/21/2047	0.44%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	1.01%
U.S. Treasury Bonds, 4.63%, 11/15/2055	0.87%
Beignet Investor LLC, 6.58%, 05/30/2049	0.82%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.72%
Goldman Sachs Group, Inc. (The), 5.39%, 02/02/2041	0.55%
Raising Cane's Restaurants LLC, Term Loan, 5.67%, 11/03/2032	0.52%
AP Grange Holdings LLC, 6.50%, 03/20/2045	0.52%
QTS Thunder Managing Issuer LLC, 5.67%, 12/10/2030	0.51%
Royal Bank of Canada, 6.50%, 05/24/2086	0.45%
Goldman Sachs Group, Inc. (The), 5.54%, 01/21/2047	0.44%
* Excluding money market fund holdings, if any.

C000120678 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Fund
Class Name	Class R6
Trading Symbol	FGREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Fund (Class R6)	$112	1.04%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the global real estate market was shaped by a volatile macro environment, driven by widespread uncertainty, shifting interest rate expectations, and mixed economic signals. US Tariff announcements and policy shifts under the new United States (US) presidential administration added further uncertainty, contributing to market volatility.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 15.18%. For the same time period, the Custom Invesco Global Real Estate Index (Net) (the “Benchmark”) returned 16.98%. The Fund underperformed the Benchmark primarily due to both stock selection and market allocation at the country and sector levels.
What contributed to performance?
Hong Kong | The Fund benefited from stock selection within Hong Kong. Overweight exposure to diversified holding, Sun Hung Kai Properties, and office holding, Hongkong Land Holdings, contributed positively to Fund performance during the period.
Spain | The Fund benefited from an overweight exposure to Spain, primarily through its overweight position in the diversified holding, Merlin Properties (MRL SM). MRL SM owns a portfolio of mostly Spanish office, retail and data center assets.
What detracted from performance?
United States  | While the Fund maintained an underweight exposure to the office sector within the US, the Fund's overweight position to Vornado Realty Trust (VNO US) detracted from relative performance during the period. VNO US and other New York City exposed companies also experienced negative performance during the period following the mayoral election in New York City.
Japan | Stock selection in Japan detracted from the Fund’s relative performance. One of the key detractors that contributed to the underperformance was the Fund's underweight exposure to Japanese developer Mitsubishi Estate. The Fund's positioning focused on other Japanese developers with more robust and visible growth outlooks, diversified business mix and attractive relative valuation.
Switzerland | The Fund's relative performance detracted from an underweight exposure to Switzerland, primarily through its position in Swiss Prime.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Fund (Class R6)	15.18%	3.45%	4.23%
Custom Invesco Global Real Estate Index (Net)	16.98%	4.01%	4.83%
MSCI World Index℠ (Net)	21.33%	12.46%	13.28%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 117,596,134
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 941,555
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$117,596,134
Total number of portfolio holdings	80
Total advisory fees paid	$941,555
Portfolio turnover rate	76%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.23%
Prologis, Inc.	5.68%
Equinix, Inc.	4.44%
Digital Realty Trust, Inc.	4.40%
Simon Property Group, Inc.	3.54%
Brixmor Property Group, Inc.	2.79%
Goodman Group	2.76%
First Industrial Realty Trust, Inc.	2.65%
Omega Healthcare Investors, Inc.	2.57%
Extra Space Storage, Inc.	2.57%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.23%
Prologis, Inc.	5.68%
Equinix, Inc.	4.44%
Digital Realty Trust, Inc.	4.40%
Simon Property Group, Inc.	3.54%
Brixmor Property Group, Inc.	2.79%
Goodman Group	2.76%
First Industrial Realty Trust, Inc.	2.65%
Omega Healthcare Investors, Inc.	2.57%
Extra Space Storage, Inc.	2.57%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective November 5, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
At a meeting held on December 8-10, 2025, the Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund would transfer all or substantially all of its assets and liabilities to Invesco Global Real Estate Income Fund (the "Acquiring Fund"). The reorganization is expected to be consummated on or about June 5, 2026. Upon closing of the reorganization, shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares of the Fund, and the Fund will liquidate and cease operations.

Material Fund Change Adviser [Text Block]	Effective November 5, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000029658 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Fund
Class Name	Class A
Trading Symbol	AGREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Fund (Class A)	$160	1.49%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.49%	[6]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the global real estate market was shaped by a volatile macro environment, driven by widespread uncertainty, shifting interest rate expectations, and mixed economic signals. US Tariff announcements and policy shifts under the new United States (US) presidential administration added further uncertainty, contributing to market volatility.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 14.69%. For the same time period, the Custom Invesco Global Real Estate Index (Net) (the “Benchmark”) returned 16.98%. The Fund underperformed the Benchmark primarily due to both stock selection and market allocation at the country and sector levels.
What contributed to performance?
Hong Kong | The Fund benefited from stock selection within Hong Kong. Overweight exposure to diversified holding, Sun Hung Kai Properties, and office holding, Hongkong Land Holdings, contributed positively to Fund performance during the period.
Spain | The Fund benefited from an overweight exposure to Spain, primarily through its overweight position in the diversified holding, Merlin Properties (MRL SM). MRL SM owns a portfolio of mostly Spanish office, retail and data center assets.
What detracted from performance?
United States  | While the Fund maintained an underweight exposure to the office sector within the US, the Fund's overweight position to Vornado Realty Trust (VNO US) detracted from relative performance during the period. VNO US and other New York City exposed companies also experienced negative performance during the period following the mayoral election in New York City.
Japan | Stock selection in Japan detracted from the Fund’s relative performance. One of the key detractors that contributed to the underperformance was the Fund's underweight exposure to Japanese developer Mitsubishi Estate. The Fund's positioning focused on other Japanese developers with more robust and visible growth outlooks, diversified business mix and attractive relative valuation.
Switzerland | The Fund's relative performance detracted from an underweight exposure to Switzerland, primarily through its position in Swiss Prime.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Fund (Class A) —including sales charge	8.36%	1.83%	3.19%
Invesco Global Real Estate Fund (Class A) —excluding sales charge	14.69%	2.99%	3.77%
Custom Invesco Global Real Estate Index (Net)	16.98%	4.01%	4.83%
MSCI World Index℠ (Net)	21.33%	12.46%	13.28%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 117,596,134
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 941,555
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$117,596,134
Total number of portfolio holdings	80
Total advisory fees paid	$941,555
Portfolio turnover rate	76%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.23%
Prologis, Inc.	5.68%
Equinix, Inc.	4.44%
Digital Realty Trust, Inc.	4.40%
Simon Property Group, Inc.	3.54%
Brixmor Property Group, Inc.	2.79%
Goodman Group	2.76%
First Industrial Realty Trust, Inc.	2.65%
Omega Healthcare Investors, Inc.	2.57%
Extra Space Storage, Inc.	2.57%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.23%
Prologis, Inc.	5.68%
Equinix, Inc.	4.44%
Digital Realty Trust, Inc.	4.40%
Simon Property Group, Inc.	3.54%
Brixmor Property Group, Inc.	2.79%
Goodman Group	2.76%
First Industrial Realty Trust, Inc.	2.65%
Omega Healthcare Investors, Inc.	2.57%
Extra Space Storage, Inc.	2.57%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective November 5, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
At a meeting held on December 8-10, 2025, the Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund would transfer all or substantially all of its assets and liabilities to Invesco Global Real Estate Income Fund (the "Acquiring Fund"). The reorganization is expected to be consummated on or about June 5, 2026. Upon closing of the reorganization, shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares of the Fund, and the Fund will liquidate and cease operations.

Material Fund Change Adviser [Text Block]	Effective November 5, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000029660 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Fund
Class Name	Class C
Trading Symbol	CGREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Fund (Class C)	$239	2.24%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 239
Expense Ratio, Percent	2.24%	[7]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the global real estate market was shaped by a volatile macro environment, driven by widespread uncertainty, shifting interest rate expectations, and mixed economic signals. US Tariff announcements and policy shifts under the new United States (US) presidential administration added further uncertainty, contributing to market volatility.
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 13.79%. For the same time period, the Custom Invesco Global Real Estate Index (Net) (the “Benchmark”) returned 16.98%. The Fund underperformed the Benchmark primarily due to both stock selection and market allocation at the country and sector levels.
What contributed to performance?
Hong Kong | The Fund benefited from stock selection within Hong Kong. Overweight exposure to diversified holding, Sun Hung Kai Properties, and office holding, Hongkong Land Holdings, contributed positively to Fund performance during the period.
Spain | The Fund benefited from an overweight exposure to Spain, primarily through its overweight position in the diversified holding, Merlin Properties (MRL SM). MRL SM owns a portfolio of mostly Spanish office, retail and data center assets.
What detracted from performance?
United States  | While the Fund maintained an underweight exposure to the office sector within the US, the Fund's overweight position to Vornado Realty Trust (VNO US) detracted from relative performance during the period. VNO US and other New York City exposed companies also experienced negative performance during the period following the mayoral election in New York City.
Japan | Stock selection in Japan detracted from the Fund’s relative performance. One of the key detractors that contributed to the underperformance was the Fund's underweight exposure to Japanese developer Mitsubishi Estate. The Fund's positioning focused on other Japanese developers with more robust and visible growth outlooks, diversified business mix and attractive relative valuation.
Switzerland | The Fund's relative performance detracted from an underweight exposure to Switzerland, primarily through its position in Swiss Prime.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Fund (Class C) —including sales charge	12.67%	2.20%	3.13%
Invesco Global Real Estate Fund (Class C) —excluding sales charge	13.79%	2.20%	3.13%
Custom Invesco Global Real Estate Index (Net)	16.98%	4.01%	4.83%
MSCI World Index℠ (Net)	21.33%	12.46%	13.28%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 117,596,134
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 941,555
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$117,596,134
Total number of portfolio holdings	80
Total advisory fees paid	$941,555
Portfolio turnover rate	76%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.23%
Prologis, Inc.	5.68%
Equinix, Inc.	4.44%
Digital Realty Trust, Inc.	4.40%
Simon Property Group, Inc.	3.54%
Brixmor Property Group, Inc.	2.79%
Goodman Group	2.76%
First Industrial Realty Trust, Inc.	2.65%
Omega Healthcare Investors, Inc.	2.57%
Extra Space Storage, Inc.	2.57%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.23%
Prologis, Inc.	5.68%
Equinix, Inc.	4.44%
Digital Realty Trust, Inc.	4.40%
Simon Property Group, Inc.	3.54%
Brixmor Property Group, Inc.	2.79%
Goodman Group	2.76%
First Industrial Realty Trust, Inc.	2.65%
Omega Healthcare Investors, Inc.	2.57%
Extra Space Storage, Inc.	2.57%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective November 5, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
At a meeting held on December 8-10, 2025, the Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund would transfer all or substantially all of its assets and liabilities to Invesco Global Real Estate Income Fund (the "Acquiring Fund"). The reorganization is expected to be consummated on or about June 5, 2026. Upon closing of the reorganization, shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares of the Fund, and the Fund will liquidate and cease operations.

Material Fund Change Adviser [Text Block]	Effective November 5, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000029661 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Fund
Class Name	Class R
Trading Symbol	RGREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Fund (Class R)	$186	1.74%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.74%	[8]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the global real estate market was shaped by a volatile macro environment, driven by widespread uncertainty, shifting interest rate expectations, and mixed economic signals. US Tariff announcements and policy shifts under the new United States (US) presidential administration added further uncertainty, contributing to market volatility.
• For the fiscal year ended February 28, 2026, Class R shares of the Fund returned 14.29%. For the same time period, the Custom Invesco Global Real Estate Index (Net) (the “Benchmark”) returned 16.98%. The Fund underperformed the Benchmark primarily due to both stock selection and market allocation at the country and sector levels.
What contributed to performance?
Hong Kong | The Fund benefited from stock selection within Hong Kong. Overweight exposure to diversified holding, Sun Hung Kai Properties, and office holding, Hongkong Land Holdings, contributed positively to Fund performance during the period.
Spain | The Fund benefited from an overweight exposure to Spain, primarily through its overweight position in the diversified holding, Merlin Properties (MRL SM). MRL SM owns a portfolio of mostly Spanish office, retail and data center assets.
What detracted from performance?
United States  | While the Fund maintained an underweight exposure to the office sector within the US, the Fund's overweight position to Vornado Realty Trust (VNO US) detracted from relative performance during the period. VNO US and other New York City exposed companies also experienced negative performance during the period following the mayoral election in New York City.
Japan | Stock selection in Japan detracted from the Fund’s relative performance. One of the key detractors that contributed to the underperformance was the Fund's underweight exposure to Japanese developer Mitsubishi Estate. The Fund's positioning focused on other Japanese developers with more robust and visible growth outlooks, diversified business mix and attractive relative valuation.
Switzerland | The Fund's relative performance detracted from an underweight exposure to Switzerland, primarily through its position in Swiss Prime.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Fund (Class R)	14.29%	2.73%	3.48%
Custom Invesco Global Real Estate Index (Net)	16.98%	4.01%	4.83%
MSCI World Index℠ (Net)	21.33%	12.46%	13.28%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 117,596,134
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 941,555
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$117,596,134
Total number of portfolio holdings	80
Total advisory fees paid	$941,555
Portfolio turnover rate	76%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.23%
Prologis, Inc.	5.68%
Equinix, Inc.	4.44%
Digital Realty Trust, Inc.	4.40%
Simon Property Group, Inc.	3.54%
Brixmor Property Group, Inc.	2.79%
Goodman Group	2.76%
First Industrial Realty Trust, Inc.	2.65%
Omega Healthcare Investors, Inc.	2.57%
Extra Space Storage, Inc.	2.57%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.23%
Prologis, Inc.	5.68%
Equinix, Inc.	4.44%
Digital Realty Trust, Inc.	4.40%
Simon Property Group, Inc.	3.54%
Brixmor Property Group, Inc.	2.79%
Goodman Group	2.76%
First Industrial Realty Trust, Inc.	2.65%
Omega Healthcare Investors, Inc.	2.57%
Extra Space Storage, Inc.	2.57%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective November 5, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
At a meeting held on December 8-10, 2025, the Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund would transfer all or substantially all of its assets and liabilities to Invesco Global Real Estate Income Fund (the "Acquiring Fund"). The reorganization is expected to be consummated on or about June 5, 2026. Upon closing of the reorganization, shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares of the Fund, and the Fund will liquidate and cease operations.

Material Fund Change Adviser [Text Block]	Effective November 5, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000071219 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Fund
Class Name	Class Y
Trading Symbol	ARGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Fund (Class Y)	$133	1.24%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.24%	[9]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the global real estate market was shaped by a volatile macro environment, driven by widespread uncertainty, shifting interest rate expectations, and mixed economic signals. US Tariff announcements and policy shifts under the new United States (US) presidential administration added further uncertainty, contributing to market volatility.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 14.88%. For the same time period, the Custom Invesco Global Real Estate Index (Net) (the “Benchmark”) returned 16.98%. The Fund underperformed the Benchmark primarily due to both stock selection and market allocation at the country and sector levels.
What contributed to performance?
Hong Kong | The Fund benefited from stock selection within Hong Kong. Overweight exposure to diversified holding, Sun Hung Kai Properties, and office holding, Hongkong Land Holdings, contributed positively to Fund performance during the period.
Spain | The Fund benefited from an overweight exposure to Spain, primarily through its overweight position in the diversified holding, Merlin Properties (MRL SM). MRL SM owns a portfolio of mostly Spanish office, retail and data center assets.
What detracted from performance?
United States  | While the Fund maintained an underweight exposure to the office sector within the US, the Fund's overweight position to Vornado Realty Trust (VNO US) detracted from relative performance during the period. VNO US and other New York City exposed companies also experienced negative performance during the period following the mayoral election in New York City.
Japan | Stock selection in Japan detracted from the Fund’s relative performance. One of the key detractors that contributed to the underperformance was the Fund's underweight exposure to Japanese developer Mitsubishi Estate. The Fund's positioning focused on other Japanese developers with more robust and visible growth outlooks, diversified business mix and attractive relative valuation.
Switzerland | The Fund's relative performance detracted from an underweight exposure to Switzerland, primarily through its position in Swiss Prime.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Fund (Class Y)	14.88%	3.24%	4.01%
Custom Invesco Global Real Estate Index (Net)	16.98%	4.01%	4.83%
MSCI World Index℠ (Net)	21.33%	12.46%	13.28%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 117,596,134
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 941,555
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$117,596,134
Total number of portfolio holdings	80
Total advisory fees paid	$941,555
Portfolio turnover rate	76%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.23%
Prologis, Inc.	5.68%
Equinix, Inc.	4.44%
Digital Realty Trust, Inc.	4.40%
Simon Property Group, Inc.	3.54%
Brixmor Property Group, Inc.	2.79%
Goodman Group	2.76%
First Industrial Realty Trust, Inc.	2.65%
Omega Healthcare Investors, Inc.	2.57%
Extra Space Storage, Inc.	2.57%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.23%
Prologis, Inc.	5.68%
Equinix, Inc.	4.44%
Digital Realty Trust, Inc.	4.40%
Simon Property Group, Inc.	3.54%
Brixmor Property Group, Inc.	2.79%
Goodman Group	2.76%
First Industrial Realty Trust, Inc.	2.65%
Omega Healthcare Investors, Inc.	2.57%
Extra Space Storage, Inc.	2.57%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective November 5, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
At a meeting held on December 8-10, 2025, the Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund would transfer all or substantially all of its assets and liabilities to Invesco Global Real Estate Income Fund (the "Acquiring Fund"). The reorganization is expected to be consummated on or about June 5, 2026. Upon closing of the reorganization, shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares of the Fund, and the Fund will liquidate and cease operations.

Material Fund Change Adviser [Text Block]	Effective November 5, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000029662 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Fund
Class Name	Class R5
Trading Symbol	IGREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Fund (Class R5)	$119	1.11%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the global real estate market was shaped by a volatile macro environment, driven by widespread uncertainty, shifting interest rate expectations, and mixed economic signals. US Tariff announcements and policy shifts under the new United States (US) presidential administration added further uncertainty, contributing to market volatility.
• For the fiscal year ended February 28, 2026, Class R5 shares of the Fund returned 14.97%. For the same time period, the Custom Invesco Global Real Estate Index (Net) (the “Benchmark”) returned 16.98%. The Fund underperformed the Benchmark primarily due to both stock selection and market allocation at the country and sector levels.
What contributed to performance?
Hong Kong | The Fund benefited from stock selection within Hong Kong. Overweight exposure to diversified holding, Sun Hung Kai Properties, and office holding, Hongkong Land Holdings, contributed positively to Fund performance during the period.
Spain | The Fund benefited from an overweight exposure to Spain, primarily through its overweight position in the diversified holding, Merlin Properties (MRL SM). MRL SM owns a portfolio of mostly Spanish office, retail and data center assets.
What detracted from performance?
United States  | While the Fund maintained an underweight exposure to the office sector within the US, the Fund's overweight position to Vornado Realty Trust (VNO US) detracted from relative performance during the period. VNO US and other New York City exposed companies also experienced negative performance during the period following the mayoral election in New York City.
Japan | Stock selection in Japan detracted from the Fund’s relative performance. One of the key detractors that contributed to the underperformance was the Fund's underweight exposure to Japanese developer Mitsubishi Estate. The Fund's positioning focused on other Japanese developers with more robust and visible growth outlooks, diversified business mix and attractive relative valuation.
Switzerland | The Fund's relative performance detracted from an underweight exposure to Switzerland, primarily through its position in Swiss Prime.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Fund (Class R5)	14.97%	3.38%	4.15%
Custom Invesco Global Real Estate Index (Net)	16.98%	4.01%	4.83%
MSCI World Index℠ (Net)	21.33%	12.46%	13.28%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 117,596,134
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 941,555
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$117,596,134
Total number of portfolio holdings	80
Total advisory fees paid	$941,555
Portfolio turnover rate	76%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.23%
Prologis, Inc.	5.68%
Equinix, Inc.	4.44%
Digital Realty Trust, Inc.	4.40%
Simon Property Group, Inc.	3.54%
Brixmor Property Group, Inc.	2.79%
Goodman Group	2.76%
First Industrial Realty Trust, Inc.	2.65%
Omega Healthcare Investors, Inc.	2.57%
Extra Space Storage, Inc.	2.57%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.23%
Prologis, Inc.	5.68%
Equinix, Inc.	4.44%
Digital Realty Trust, Inc.	4.40%
Simon Property Group, Inc.	3.54%
Brixmor Property Group, Inc.	2.79%
Goodman Group	2.76%
First Industrial Realty Trust, Inc.	2.65%
Omega Healthcare Investors, Inc.	2.57%
Extra Space Storage, Inc.	2.57%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective November 5, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
At a meeting held on December 8-10, 2025, the Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund would transfer all or substantially all of its assets and liabilities to Invesco Global Real Estate Income Fund (the "Acquiring Fund"). The reorganization is expected to be consummated on or about June 5, 2026. Upon closing of the reorganization, shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares of the Fund, and the Fund will liquidate and cease operations.

Material Fund Change Adviser [Text Block]	Effective November 5, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000241067 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SMA High Yield Bond Fund
Class Name	Invesco SMA High Yield Bond Fund
Trading Symbol	SMHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SMA High Yield Bond Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SMA High Yield Bond Fund	$0	0.00%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[10]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market benefited from a benign default environment, resilient consumers, rate cuts and solid earnings growth. Continued disinflation and resilient economic growth supporting corporate fundamentals led to tightening credit spreads despite tariff uncertaintay at the beginning of the period. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February 28, 2026, the Fund returned 6.93%. For the same time period, the Bloomberg US Corporate High Yield Ba/B 2% Issuer Cap Index returned 7.48%.
What contributed to performance?
Utilities and communication services | Security selection within the utilities and communication services were key contributors to relative performance, mainly driven by lower-quality wireline and electric companies.
Investment grade financial institutions | Security selection in investment grade financial institutions also boosted relative performance.
What detracted from performance?
Consumer-cyclical corporates | Exposure to consumer-cyclical corporates detracted from relative performance. Security selection in retailers was the main detractor.
Energy corporates | An underweight in independent and oil field services detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (3/1/23)
Invesco SMA High Yield Bond Fund	6.93%	8.71%
Bloomberg US Corporate High Yield Ba/B 2% Issuer Cap Index	7.48%	8.99%
Bloomberg U.S. Aggregate Bond Index	6.26%	5.33%

Performance Inception Date	Mar. 01, 2023
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 10,566,192
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$10,566,192
Total number of portfolio holdings	205
Total advisory fees paid	$0
Portfolio turnover rate	121%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Iliad Holding S.A.S., 8.50%, 04/15/2031	2.03%
Studio City Finance Ltd., 5.00%, 01/15/2029	1.83%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055	1.50%
EZCORP, Inc., 7.38%, 04/01/2032	1.48%
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027	1.44%
United Airlines Holdings, Inc., 5.38%, 03/01/2031	1.22%
CMA CGM S.A., 4.88%, 01/15/2032	1.11%
New Gold, Inc., 6.88%, 04/01/2032	1.05%
Vodafone Group PLC, 4.13%, 06/04/2081	1.05%
VoltaGrid LLC, 7.38%, 11/01/2030	1.02%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Iliad Holding S.A.S., 8.50%, 04/15/2031	2.03%
Studio City Finance Ltd., 5.00%, 01/15/2029	1.83%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055	1.50%
EZCORP, Inc., 7.38%, 04/01/2032	1.48%
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027	1.44%
United Airlines Holdings, Inc., 5.38%, 03/01/2031	1.22%
CMA CGM S.A., 4.88%, 01/15/2032	1.11%
New Gold, Inc., 6.88%, 04/01/2032	1.05%
Vodafone Group PLC, 4.13%, 06/04/2081	1.05%
VoltaGrid LLC, 7.38%, 11/01/2030	1.02%
* Excluding money market fund holdings, if any.

C000000586 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Fund
Class Name	Class A
Trading Symbol	AMHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Fund (Class A)	$101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market benefited from a benign default environment, resilient consumers, interest rate cuts and solid earnings growth. Continued disinflation and resilient economic growth supporting corporate fundamentals, lead to tightening credit spreads despite US tariff uncertainty at the beginning of the period. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February, 28, 2026, Class A shares of the Fund, excluding sales charge, returned 6.11%. For the same time period, the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index (the “Benchmark") returned 7.18%.
What contributed to performance?
Wirelines and technology | Security selection within wirelines and technology positively impacted relative returns during the fiscal year.
Off-Benchmark corporate loans | Exposure to off-Benchmark corporate loans boosted overall Fund performance during the period.
What detracted from performance?
Retailers and leisure | Security selection within retailers and leisure was a key detractor from relative Fund performance during the fiscal year.
Media and entertainment | An underweight to the media and entertainment industries detracted from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Fund (Class A) —including sales charge	1.56%	2.67%	4.53%
Invesco High Yield Fund (Class A) —excluding sales charge	6.11%	3.58%	4.99%
Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index	7.18%	4.50%	6.71%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,107,344,834
Holdings Count | Holding	318
Advisory Fees Paid, Amount	$ 5,938,553
Investment Company Portfolio Turnover	150.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,107,344,834
Total number of portfolio holdings	318
Total advisory fees paid	$5,938,553
Portfolio turnover rate	150%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
VanEck J. P. Morgan EM Local Currency Bond ETF	1.98%
EZCORP, Inc., 7.38%, 04/01/2032	0.99%
VoltaGrid LLC, 7.38%, 11/01/2030	0.99%
New Gold, Inc., 6.88%, 04/01/2032	0.98%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
Vistra Corp., Series C, 8.88%	0.96%
Viking Cruises Ltd., 5.88%, 10/15/2033	0.96%
1261229 BC Ltd., 10.00%, 04/15/2032	0.94%
TransDigm, Inc., Term Loan L, 6.17%, 01/19/2032	0.94%
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033	0.74%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
VanEck J. P. Morgan EM Local Currency Bond ETF	1.98%
EZCORP, Inc., 7.38%, 04/01/2032	0.99%
VoltaGrid LLC, 7.38%, 11/01/2030	0.99%
New Gold, Inc., 6.88%, 04/01/2032	0.98%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
Vistra Corp., Series C, 8.88%	0.96%
Viking Cruises Ltd., 5.88%, 10/15/2033	0.96%
1261229 BC Ltd., 10.00%, 04/15/2032	0.94%
TransDigm, Inc., Term Loan L, 6.17%, 01/19/2032	0.94%
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033	0.74%
* Excluding money market fund holdings, if any.

C000000588 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Fund
Class Name	Class C
Trading Symbol	AHYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Fund (Class C)	$178	1.73%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market benefited from a benign default environment, resilient consumers, interest rate cuts and solid earnings growth. Continued disinflation and resilient economic growth supporting corporate fundamentals, lead to tightening credit spreads despite US tariff uncertainty at the beginning of the period. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February, 28, 2026, Class C shares of the Fund, excluding sales charge, returned 5.62%. For the same time period, the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index (the “Benchmark") returned 7.18%.
What contributed to performance?
Wirelines and technology | Security selection within wirelines and technology positively impacted relative returns during the fiscal year.
Off-Benchmark corporate loans | Exposure to off-Benchmark corporate loans boosted overall Fund performance during the period.
What detracted from performance?
Retailers and leisure | Security selection within retailers and leisure was a key detractor from relative Fund performance during the fiscal year.
Media and entertainment | An underweight to the media and entertainment industries detracted from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Fund (Class C) —including sales charge	4.62%	2.86%	4.39%
Invesco High Yield Fund (Class C) —excluding sales charge	5.62%	2.86%	4.39%
Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index	7.18%	4.50%	6.71%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,107,344,834
Holdings Count | Holding	318
Advisory Fees Paid, Amount	$ 5,938,553
Investment Company Portfolio Turnover	150.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,107,344,834
Total number of portfolio holdings	318
Total advisory fees paid	$5,938,553
Portfolio turnover rate	150%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
VanEck J. P. Morgan EM Local Currency Bond ETF	1.98%
EZCORP, Inc., 7.38%, 04/01/2032	0.99%
VoltaGrid LLC, 7.38%, 11/01/2030	0.99%
New Gold, Inc., 6.88%, 04/01/2032	0.98%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
Vistra Corp., Series C, 8.88%	0.96%
Viking Cruises Ltd., 5.88%, 10/15/2033	0.96%
1261229 BC Ltd., 10.00%, 04/15/2032	0.94%
TransDigm, Inc., Term Loan L, 6.17%, 01/19/2032	0.94%
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033	0.74%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
VanEck J. P. Morgan EM Local Currency Bond ETF	1.98%
EZCORP, Inc., 7.38%, 04/01/2032	0.99%
VoltaGrid LLC, 7.38%, 11/01/2030	0.99%
New Gold, Inc., 6.88%, 04/01/2032	0.98%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
Vistra Corp., Series C, 8.88%	0.96%
Viking Cruises Ltd., 5.88%, 10/15/2033	0.96%
1261229 BC Ltd., 10.00%, 04/15/2032	0.94%
TransDigm, Inc., Term Loan L, 6.17%, 01/19/2032	0.94%
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033	0.74%
* Excluding money market fund holdings, if any.

C000071210 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Fund
Class Name	Class Y
Trading Symbol	AHHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Fund (Class Y)	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market benefited from a benign default environment, resilient consumers, interest rate cuts and solid earnings growth. Continued disinflation and resilient economic growth supporting corporate fundamentals, lead to tightening credit spreads despite US tariff uncertainty at the beginning of the period. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February, 28, 2026, Class Y shares of the Fund returned 6.38%. For the same time period, the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index (the “Benchmark") returned 7.18%.
What contributed to performance?
Wirelines and technology | Security selection within wirelines and technology positively impacted relative returns during the fiscal year.
Off-Benchmark corporate loans | Exposure to off-Benchmark corporate loans boosted overall Fund performance during the period.
What detracted from performance?
Retailers and leisure | Security selection within retailers and leisure was a key detractor from relative Fund performance during the fiscal year.
Media and entertainment | An underweight to the media and entertainment industries detracted from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Fund (Class Y)	6.38%	3.84%	5.25%
Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index	7.18%	4.50%	6.71%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,107,344,834
Holdings Count | Holding	318
Advisory Fees Paid, Amount	$ 5,938,553
Investment Company Portfolio Turnover	150.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,107,344,834
Total number of portfolio holdings	318
Total advisory fees paid	$5,938,553
Portfolio turnover rate	150%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
VanEck J. P. Morgan EM Local Currency Bond ETF	1.98%
EZCORP, Inc., 7.38%, 04/01/2032	0.99%
VoltaGrid LLC, 7.38%, 11/01/2030	0.99%
New Gold, Inc., 6.88%, 04/01/2032	0.98%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
Vistra Corp., Series C, 8.88%	0.96%
Viking Cruises Ltd., 5.88%, 10/15/2033	0.96%
1261229 BC Ltd., 10.00%, 04/15/2032	0.94%
TransDigm, Inc., Term Loan L, 6.17%, 01/19/2032	0.94%
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033	0.74%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
VanEck J. P. Morgan EM Local Currency Bond ETF	1.98%
EZCORP, Inc., 7.38%, 04/01/2032	0.99%
VoltaGrid LLC, 7.38%, 11/01/2030	0.99%
New Gold, Inc., 6.88%, 04/01/2032	0.98%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
Vistra Corp., Series C, 8.88%	0.96%
Viking Cruises Ltd., 5.88%, 10/15/2033	0.96%
1261229 BC Ltd., 10.00%, 04/15/2032	0.94%
TransDigm, Inc., Term Loan L, 6.17%, 01/19/2032	0.94%
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033	0.74%
* Excluding money market fund holdings, if any.

C000120675 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Fund
Class Name	Class R6
Trading Symbol	HYIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Fund (Class R6)	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market benefited from a benign default environment, resilient consumers, interest rate cuts and solid earnings growth. Continued disinflation and resilient economic growth supporting corporate fundamentals, lead to tightening credit spreads despite US tariff uncertainty at the beginning of the period. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February, 28, 2026, Class R6 shares of the Fund returned 6.48%. For the same time period, the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index (the “Benchmark") returned 7.18%.
What contributed to performance?
Wirelines and technology | Security selection within wirelines and technology positively impacted relative returns during the fiscal year.
Off-Benchmark corporate loans | Exposure to off-Benchmark corporate loans boosted overall Fund performance during the period.
What detracted from performance?
Retailers and leisure | Security selection within retailers and leisure was a key detractor from relative Fund performance during the fiscal year.
Media and entertainment | An underweight to the media and entertainment industries detracted from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Fund (Class R6)	6.48%	4.02%	5.43%
Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index	7.18%	4.50%	6.71%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,107,344,834
Holdings Count | Holding	318
Advisory Fees Paid, Amount	$ 5,938,553
Investment Company Portfolio Turnover	150.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,107,344,834
Total number of portfolio holdings	318
Total advisory fees paid	$5,938,553
Portfolio turnover rate	150%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
VanEck J. P. Morgan EM Local Currency Bond ETF	1.98%
EZCORP, Inc., 7.38%, 04/01/2032	0.99%
VoltaGrid LLC, 7.38%, 11/01/2030	0.99%
New Gold, Inc., 6.88%, 04/01/2032	0.98%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
Vistra Corp., Series C, 8.88%	0.96%
Viking Cruises Ltd., 5.88%, 10/15/2033	0.96%
1261229 BC Ltd., 10.00%, 04/15/2032	0.94%
TransDigm, Inc., Term Loan L, 6.17%, 01/19/2032	0.94%
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033	0.74%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
VanEck J. P. Morgan EM Local Currency Bond ETF	1.98%
EZCORP, Inc., 7.38%, 04/01/2032	0.99%
VoltaGrid LLC, 7.38%, 11/01/2030	0.99%
New Gold, Inc., 6.88%, 04/01/2032	0.98%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
Vistra Corp., Series C, 8.88%	0.96%
Viking Cruises Ltd., 5.88%, 10/15/2033	0.96%
1261229 BC Ltd., 10.00%, 04/15/2032	0.94%
TransDigm, Inc., Term Loan L, 6.17%, 01/19/2032	0.94%
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033	0.74%
* Excluding money market fund holdings, if any.

C000023117 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Fund
Class Name	Class R5
Trading Symbol	AHIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Fund (Class R5)	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market benefited from a benign default environment, resilient consumers, interest rate cuts and solid earnings growth. Continued disinflation and resilient economic growth supporting corporate fundamentals, lead to tightening credit spreads despite US tariff uncertainty at the beginning of the period. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February, 28, 2026, Class R5 shares of the Fund returned 6.42%. For the same time period, the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index (the “Benchmark") returned 7.18%.
What contributed to performance?
Wirelines and technology | Security selection within wirelines and technology positively impacted relative returns during the fiscal year.
Off-Benchmark corporate loans | Exposure to off-Benchmark corporate loans boosted overall Fund performance during the period.
What detracted from performance?
Retailers and leisure | Security selection within retailers and leisure was a key detractor from relative Fund performance during the fiscal year.
Media and entertainment | An underweight to the media and entertainment industries detracted from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Fund (Class R5)	6.42%	3.94%	5.33%
Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index	7.18%	4.50%	6.71%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,107,344,834
Holdings Count | Holding	318
Advisory Fees Paid, Amount	$ 5,938,553
Investment Company Portfolio Turnover	150.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,107,344,834
Total number of portfolio holdings	318
Total advisory fees paid	$5,938,553
Portfolio turnover rate	150%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
VanEck J. P. Morgan EM Local Currency Bond ETF	1.98%
EZCORP, Inc., 7.38%, 04/01/2032	0.99%
VoltaGrid LLC, 7.38%, 11/01/2030	0.99%
New Gold, Inc., 6.88%, 04/01/2032	0.98%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
Vistra Corp., Series C, 8.88%	0.96%
Viking Cruises Ltd., 5.88%, 10/15/2033	0.96%
1261229 BC Ltd., 10.00%, 04/15/2032	0.94%
TransDigm, Inc., Term Loan L, 6.17%, 01/19/2032	0.94%
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033	0.74%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
VanEck J. P. Morgan EM Local Currency Bond ETF	1.98%
EZCORP, Inc., 7.38%, 04/01/2032	0.99%
VoltaGrid LLC, 7.38%, 11/01/2030	0.99%
New Gold, Inc., 6.88%, 04/01/2032	0.98%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
Vistra Corp., Series C, 8.88%	0.96%
Viking Cruises Ltd., 5.88%, 10/15/2033	0.96%
1261229 BC Ltd., 10.00%, 04/15/2032	0.94%
TransDigm, Inc., Term Loan L, 6.17%, 01/19/2032	0.94%
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033	0.74%
* Excluding money market fund holdings, if any.

C000000589 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Fund
Class Name	Investor Class
Trading Symbol	HYINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Fund (Investor Class)	$101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market benefited from a benign default environment, resilient consumers, interest rate cuts and solid earnings growth. Continued disinflation and resilient economic growth supporting corporate fundamentals, lead to tightening credit spreads despite US tariff uncertainty at the beginning of the period. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February, 28, 2026, Investor Class shares of the Fund returned 6.40%. For the same time period, the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index (the “Benchmark") returned 7.18%.
What contributed to performance?
Wirelines and technology | Security selection within wirelines and technology positively impacted relative returns during the fiscal year.
Off-Benchmark corporate loans | Exposure to off-Benchmark corporate loans boosted overall Fund performance during the period.
What detracted from performance?
Retailers and leisure | Security selection within retailers and leisure was a key detractor from relative Fund performance during the fiscal year.
Media and entertainment | An underweight to the media and entertainment industries detracted from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Fund (Investor Class)	6.40%	3.63%	5.00%
Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index	7.18%	4.50%	6.71%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,107,344,834
Holdings Count | Holding	318
Advisory Fees Paid, Amount	$ 5,938,553
Investment Company Portfolio Turnover	150.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,107,344,834
Total number of portfolio holdings	318
Total advisory fees paid	$5,938,553
Portfolio turnover rate	150%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
VanEck J. P. Morgan EM Local Currency Bond ETF	1.98%
EZCORP, Inc., 7.38%, 04/01/2032	0.99%
VoltaGrid LLC, 7.38%, 11/01/2030	0.99%
New Gold, Inc., 6.88%, 04/01/2032	0.98%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
Vistra Corp., Series C, 8.88%	0.96%
Viking Cruises Ltd., 5.88%, 10/15/2033	0.96%
1261229 BC Ltd., 10.00%, 04/15/2032	0.94%
TransDigm, Inc., Term Loan L, 6.17%, 01/19/2032	0.94%
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033	0.74%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
VanEck J. P. Morgan EM Local Currency Bond ETF	1.98%
EZCORP, Inc., 7.38%, 04/01/2032	0.99%
VoltaGrid LLC, 7.38%, 11/01/2030	0.99%
New Gold, Inc., 6.88%, 04/01/2032	0.98%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
Vistra Corp., Series C, 8.88%	0.96%
Viking Cruises Ltd., 5.88%, 10/15/2033	0.96%
1261229 BC Ltd., 10.00%, 04/15/2032	0.94%
TransDigm, Inc., Term Loan L, 6.17%, 01/19/2032	0.94%
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033	0.74%
* Excluding money market fund holdings, if any.

C000188950 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class R6
Trading Symbol	INVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Class R6)	$24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
Net Assets	$ 6,283,250,151
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 9,422,905
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$6,283,250,151
Total number of portfolio holdings	116
Total advisory fees paid	$9,422,905

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	58.0%
8-30	3.9%
31-60	1.7%
61-90	1.5%
91-180	12.8%
181+	22.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000023120 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Investor Class
Trading Symbol	INAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Investor Class)	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Net Assets	$ 6,283,250,151
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 9,422,905
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$6,283,250,151
Total number of portfolio holdings	116
Total advisory fees paid	$9,422,905

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	58.0%
8-30	3.9%
31-60	1.7%
61-90	1.5%
91-180	12.8%
181+	22.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000616 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Class A
Trading Symbol	IARAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Real Estate Fund (Class A)	$149	1.46%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.46%	[11]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, real estate markets were shaped by elevated tariffs that softened Gross Domestic Product growth and pressured consumer confidence. A softening labor market and rising political scrutiny of institutional single family ownership also impacted real estate markets. Easing inflation and expectations for Federal Reserve interest rate cuts improved financing conditions, while resilient demand supported fundamentals across industrial, data center, and senior housing Real Estate Investment Trusts (REITs).
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 4.77%. For the same time period, the FTSE Nareit All Equity REITs Index (the “Benchmark”) returned 7.41%. The Fund underperformed the Benchmark primarily due to sector allocation during a period of extreme sector return variability particularly among telecom and residential REITs. These results were partially offset by stock selection among healthcare and industrial REITs.
What contributed to performance?
Healthcare | Healthcare REIT, American Healthcare, which focuses on senior housing raised earnings guidance and announced the completion of almost $1 billion in acquisitions in 2025, was a top contributor during the period.
Industrial | Stock selection within industrial REITs contributed to the Fund’s relative performance. This sector experienced volatility early in the period due to trade wars but began showing signs of stabilization and better leasing activity later in the period.
What detracted from performance?
Residential | UDR, an apartment REIT held by the Fund, experienced decreased net income from deteriorating pricing power due to increased supply and increasing operating costs which detracted from Fund performance.
Telecom | An overweight to telecommunication REITs detracted from Fund performance as the sector reset guidance due to reduced near-term leasing visibility.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Real Estate Fund (Class A) —including sales charge	-1.01%	3.36%	4.67%
Invesco Real Estate Fund (Class A) —excluding sales charge	4.77%	4.54%	5.26%
FTSE Nareit All Equity REITs Index	7.41%	6.41%	7.26%
S&P 500® Index	16.99%	14.19%	15.50%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 696,737,705
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 5,309,096
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$696,737,705
Total number of portfolio holdings	38
Total advisory fees paid	$5,309,096
Portfolio turnover rate	63%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.16%
Prologis, Inc.	7.77%
Digital Realty Trust, Inc.	6.19%
Equinix, Inc.	5.90%
American Tower Corp.	5.55%
Simon Property Group, Inc.	5.02%
Extra Space Storage, Inc.	4.02%
Crown Castle, Inc.	3.71%
W.P. Carey, Inc.	3.48%
First Industrial Realty Trust, Inc.	3.38%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.16%
Prologis, Inc.	7.77%
Digital Realty Trust, Inc.	6.19%
Equinix, Inc.	5.90%
American Tower Corp.	5.55%
Simon Property Group, Inc.	5.02%
Extra Space Storage, Inc.	4.02%
Crown Castle, Inc.	3.71%
W.P. Carey, Inc.	3.48%
First Industrial Realty Trust, Inc.	3.38%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 27, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
At a meeting held on August 19, 2025, Fund shareholders approved changing the Fund’s sub-classification under the Investment Company Act of 1940, as amended (“1940 Act”), from “diversified” to “non-diversified” and eliminating a related fundamental investment restrictions, and therefore the Fund is not required to meet certain diversification requirements under the 1940 Act.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Material Fund Change Risks Change [Text Block]
At a meeting held on August 19, 2025, Fund shareholders approved changing the Fund’s sub-classification under the Investment Company Act of 1940, as amended (“1940 Act”), from “diversified” to “non-diversified” and eliminating a related fundamental investment restrictions, and therefore the Fund is not required to meet certain diversification requirements under the 1940 Act.

Material Fund Change Adviser [Text Block]	Effective June 27, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000000618 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Class C
Trading Symbol	IARCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Real Estate Fund (Class C)	$225	2.21%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	2.21%	[12]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, real estate markets were shaped by elevated tariffs that softened Gross Domestic Product growth and pressured consumer confidence. A softening labor market and rising political scrutiny of institutional single family ownership also impacted real estate markets. Easing inflation and expectations for Federal Reserve interest rate cuts improved financing conditions, while resilient demand supported fundamentals across industrial, data center, and senior housing Real Estate Investment Trusts (REITs).
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 3.99%. For the same time period, the FTSE Nareit All Equity REITs Index (the “Benchmark”) returned 7.41%. The Fund underperformed the Benchmark primarily due to sector allocation during a period of extreme sector return variability particularly among telecom and residential REITs. These results were partially offset by stock selection among healthcare and industrial REITs.
What contributed to performance?
Healthcare | Healthcare REIT, American Healthcare, which focuses on senior housing raised earnings guidance and announced the completion of almost $1 billion in acquisitions in 2025, was a top contributor during the period.
Industrial | Stock selection within industrial REITs contributed to the Fund’s relative performance. This sector experienced volatility early in the period due to trade wars but began showing signs of stabilization and better leasing activity later in the period.
What detracted from performance?
Residential | UDR, an apartment REIT held by the Fund, experienced decreased net income from deteriorating pricing power due to increased supply and increasing operating costs which detracted from Fund performance.
Telecom | An overweight to telecommunication REITs detracted from Fund performance as the sector reset guidance due to reduced near-term leasing visibility.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Real Estate Fund (Class C) —including sales charge	3.00%	3.78%	4.64%
Invesco Real Estate Fund (Class C) —excluding sales charge	3.99%	3.78%	4.64%
FTSE Nareit All Equity REITs Index	7.41%	6.41%	7.26%
S&P 500® Index	16.99%	14.19%	15.50%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 696,737,705
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 5,309,096
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$696,737,705
Total number of portfolio holdings	38
Total advisory fees paid	$5,309,096
Portfolio turnover rate	63%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.16%
Prologis, Inc.	7.77%
Digital Realty Trust, Inc.	6.19%
Equinix, Inc.	5.90%
American Tower Corp.	5.55%
Simon Property Group, Inc.	5.02%
Extra Space Storage, Inc.	4.02%
Crown Castle, Inc.	3.71%
W.P. Carey, Inc.	3.48%
First Industrial Realty Trust, Inc.	3.38%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.16%
Prologis, Inc.	7.77%
Digital Realty Trust, Inc.	6.19%
Equinix, Inc.	5.90%
American Tower Corp.	5.55%
Simon Property Group, Inc.	5.02%
Extra Space Storage, Inc.	4.02%
Crown Castle, Inc.	3.71%
W.P. Carey, Inc.	3.48%
First Industrial Realty Trust, Inc.	3.38%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 27, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
At a meeting held on August 19, 2025, Fund shareholders approved changing the Fund’s sub-classification under the Investment Company Act of 1940, as amended (“1940 Act”), from “diversified” to “non-diversified” and eliminating a related fundamental investment restrictions, and therefore the Fund is not required to meet certain diversification requirements under the 1940 Act.

Material Fund Change Risks Change [Text Block]
At a meeting held on August 19, 2025, Fund shareholders approved changing the Fund’s sub-classification under the Investment Company Act of 1940, as amended (“1940 Act”), from “diversified” to “non-diversified” and eliminating a related fundamental investment restrictions, and therefore the Fund is not required to meet certain diversification requirements under the 1940 Act.

Material Fund Change Adviser [Text Block]	Effective June 27, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000000619 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Class R
Trading Symbol	IARRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Real Estate Fund (Class R)	$175	1.71%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.71%	[13]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, real estate markets were shaped by elevated tariffs that softened Gross Domestic Product growth and pressured consumer confidence. A softening labor market and rising political scrutiny of institutional single family ownership also impacted real estate markets. Easing inflation and expectations for Federal Reserve interest rate cuts improved financing conditions, while resilient demand supported fundamentals across industrial, data center, and senior housing Real Estate Investment Trusts (REITs).
• For the fiscal year ended February 28, 2026, Class R shares of the Fund returned 4.50%. For the same time period, the FTSE Nareit All Equity REITs Index (the “Benchmark”) returned 7.41%. The Fund underperformed the Benchmark primarily due to sector allocation during a period of extreme sector return variability particularly among telecom and residential REITs. These results were partially offset by stock selection among healthcare and industrial REITs.
What contributed to performance?
Healthcare | Healthcare REIT, American Healthcare, which focuses on senior housing raised earnings guidance and announced the completion of almost $1 billion in acquisitions in 2025, was a top contributor during the period.
Industrial | Stock selection within industrial REITs contributed to the Fund’s relative performance. This sector experienced volatility early in the period due to trade wars but began showing signs of stabilization and better leasing activity later in the period.
What detracted from performance?
Residential | UDR, an apartment REIT held by the Fund, experienced decreased net income from deteriorating pricing power due to increased supply and increasing operating costs which detracted from Fund performance.
Telecom | An overweight to telecommunication REITs detracted from Fund performance as the sector reset guidance due to reduced near-term leasing visibility.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Real Estate Fund (Class R)	4.50%	4.28%	5.00%
FTSE Nareit All Equity REITs Index	7.41%	6.41%	7.26%
S&P 500® Index	16.99%	14.19%	15.50%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 696,737,705
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 5,309,096
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$696,737,705
Total number of portfolio holdings	38
Total advisory fees paid	$5,309,096
Portfolio turnover rate	63%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.16%
Prologis, Inc.	7.77%
Digital Realty Trust, Inc.	6.19%
Equinix, Inc.	5.90%
American Tower Corp.	5.55%
Simon Property Group, Inc.	5.02%
Extra Space Storage, Inc.	4.02%
Crown Castle, Inc.	3.71%
W.P. Carey, Inc.	3.48%
First Industrial Realty Trust, Inc.	3.38%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.16%
Prologis, Inc.	7.77%
Digital Realty Trust, Inc.	6.19%
Equinix, Inc.	5.90%
American Tower Corp.	5.55%
Simon Property Group, Inc.	5.02%
Extra Space Storage, Inc.	4.02%
Crown Castle, Inc.	3.71%
W.P. Carey, Inc.	3.48%
First Industrial Realty Trust, Inc.	3.38%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 27, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
At a meeting held on August 19, 2025, Fund shareholders approved changing the Fund’s sub-classification under the Investment Company Act of 1940, as amended (“1940 Act”), from “diversified” to “non-diversified” and eliminating a related fundamental investment restrictions, and therefore the Fund is not required to meet certain diversification requirements under the 1940 Act.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Material Fund Change Risks Change [Text Block]
At a meeting held on August 19, 2025, Fund shareholders approved changing the Fund’s sub-classification under the Investment Company Act of 1940, as amended (“1940 Act”), from “diversified” to “non-diversified” and eliminating a related fundamental investment restrictions, and therefore the Fund is not required to meet certain diversification requirements under the 1940 Act.

Material Fund Change Adviser [Text Block]	Effective June 27, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000000611 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Invesco Cash Reserve
Trading Symbol	AIMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Invesco Cash Reserve)	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Net Assets	$ 6,283,250,151
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 9,422,905
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$6,283,250,151
Total number of portfolio holdings	116
Total advisory fees paid	$9,422,905

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	58.0%
8-30	3.9%
31-60	1.7%
61-90	1.5%
91-180	12.8%
181+	22.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000217953 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class A
Trading Symbol	ADAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Class A)	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Net Assets	$ 6,283,250,151
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 9,422,905
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$6,283,250,151
Total number of portfolio holdings	116
Total advisory fees paid	$9,422,905

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	58.0%
8-30	3.9%
31-60	1.7%
61-90	1.5%
91-180	12.8%
181+	22.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000085152 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class AX
Trading Symbol	ACZXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Class AX)	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Net Assets	$ 6,283,250,151
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 9,422,905
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$6,283,250,151
Total number of portfolio holdings	116
Total advisory fees paid	$9,422,905

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	58.0%
8-30	3.9%
31-60	1.7%
61-90	1.5%
91-180	12.8%
181+	22.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000609 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class C
Trading Symbol	ACNXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Class C)	$108	1.06%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.06%
Net Assets	$ 6,283,250,151
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 9,422,905
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$6,283,250,151
Total number of portfolio holdings	116
Total advisory fees paid	$9,422,905

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	58.0%
8-30	3.9%
31-60	1.7%
61-90	1.5%
91-180	12.8%
181+	22.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000085154 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class CX
Trading Symbol	ACXXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Class CX)	$123	1.21%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.21%
Net Assets	$ 6,283,250,151
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 9,422,905
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$6,283,250,151
Total number of portfolio holdings	116
Total advisory fees paid	$9,422,905

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	58.0%
8-30	3.9%
31-60	1.7%
61-90	1.5%
91-180	12.8%
181+	22.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000610 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class R
Trading Symbol	AIRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Class R)	$72	0.71%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.71%
Net Assets	$ 6,283,250,151
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 9,422,905
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$6,283,250,151
Total number of portfolio holdings	116
Total advisory fees paid	$9,422,905

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	58.0%
8-30	3.9%
31-60	1.7%
61-90	1.5%
91-180	12.8%
181+	22.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000071214 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class Y
Trading Symbol	AIYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Class Y)	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Net Assets	$ 6,283,250,151
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 9,422,905
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$6,283,250,151
Total number of portfolio holdings	116
Total advisory fees paid	$9,422,905

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	58.0%
8-30	3.9%
31-60	1.7%
61-90	1.5%
91-180	12.8%
181+	22.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000120676 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Class R6
Trading Symbol	IARFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Real Estate Fund (Class R6)	$106	1.03%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, real estate markets were shaped by elevated tariffs that softened Gross Domestic Product growth and pressured consumer confidence. A softening labor market and rising political scrutiny of institutional single family ownership also impacted real estate markets. Easing inflation and expectations for Federal Reserve interest rate cuts improved financing conditions, while resilient demand supported fundamentals across industrial, data center, and senior housing Real Estate Investment Trusts (REITs).
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 5.26%. For the same time period, the FTSE Nareit All Equity REITs Index (the “Benchmark”) returned 7.41%. The Fund underperformed the Benchmark primarily due to sector allocation during a period of extreme sector return variability particularly among telecom and residential REITs. These results were partially offset by stock selection among healthcare and industrial REITs.
What contributed to performance?
Healthcare | Healthcare REIT, American Healthcare, which focuses on senior housing raised earnings guidance and announced the completion of almost $1 billion in acquisitions in 2025, was a top contributor during the period.
Industrial | Stock selection within industrial REITs contributed to the Fund’s relative performance. This sector experienced volatility early in the period due to trade wars but began showing signs of stabilization and better leasing activity later in the period.
What detracted from performance?
Residential | UDR, an apartment REIT held by the Fund, experienced decreased net income from deteriorating pricing power due to increased supply and increasing operating costs which detracted from Fund performance.
Telecom | An overweight to telecommunication REITs detracted from Fund performance as the sector reset guidance due to reduced near-term leasing visibility.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Real Estate Fund (Class R6)	5.26%	5.00%	5.74%
FTSE Nareit All Equity REITs Index	7.41%	6.41%	7.26%
S&P 500® Index	16.99%	14.19%	15.50%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 696,737,705
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 5,309,096
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$696,737,705
Total number of portfolio holdings	38
Total advisory fees paid	$5,309,096
Portfolio turnover rate	63%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.16%
Prologis, Inc.	7.77%
Digital Realty Trust, Inc.	6.19%
Equinix, Inc.	5.90%
American Tower Corp.	5.55%
Simon Property Group, Inc.	5.02%
Extra Space Storage, Inc.	4.02%
Crown Castle, Inc.	3.71%
W.P. Carey, Inc.	3.48%
First Industrial Realty Trust, Inc.	3.38%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.16%
Prologis, Inc.	7.77%
Digital Realty Trust, Inc.	6.19%
Equinix, Inc.	5.90%
American Tower Corp.	5.55%
Simon Property Group, Inc.	5.02%
Extra Space Storage, Inc.	4.02%
Crown Castle, Inc.	3.71%
W.P. Carey, Inc.	3.48%
First Industrial Realty Trust, Inc.	3.38%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 27, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
At a meeting held on August 19, 2025, Fund shareholders approved changing the Fund’s sub-classification under the Investment Company Act of 1940, as amended (“1940 Act”), from “diversified” to “non-diversified” and eliminating a related fundamental investment restrictions, and therefore the Fund is not required to meet certain diversification requirements under the 1940 Act.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Material Fund Change Risks Change [Text Block]
At a meeting held on August 19, 2025, Fund shareholders approved changing the Fund’s sub-classification under the Investment Company Act of 1940, as amended (“1940 Act”), from “diversified” to “non-diversified” and eliminating a related fundamental investment restrictions, and therefore the Fund is not required to meet certain diversification requirements under the 1940 Act.

Material Fund Change Adviser [Text Block]	Effective June 27, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000071216 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Class Y
Trading Symbol	IARYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Real Estate Fund (Class Y)	$124	1.21%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.21%	[14]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, real estate markets were shaped by elevated tariffs that softened Gross Domestic Product growth and pressured consumer confidence. A softening labor market and rising political scrutiny of institutional single family ownership also impacted real estate markets. Easing inflation and expectations for Federal Reserve interest rate cuts improved financing conditions, while resilient demand supported fundamentals across industrial, data center, and senior housing Real Estate Investment Trusts (REITs).
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 5.05%. For the same time period, the FTSE Nareit All Equity REITs Index (the “Benchmark”) returned 7.41%. The Fund underperformed the Benchmark primarily due to sector allocation during a period of extreme sector return variability particularly among telecom and residential REITs. These results were partially offset by stock selection among healthcare and industrial REITs.
What contributed to performance?
Healthcare | Healthcare REIT, American Healthcare, which focuses on senior housing raised earnings guidance and announced the completion of almost $1 billion in acquisitions in 2025, was a top contributor during the period.
Industrial | Stock selection within industrial REITs contributed to the Fund’s relative performance. This sector experienced volatility early in the period due to trade wars but began showing signs of stabilization and better leasing activity later in the period.
What detracted from performance?
Residential | UDR, an apartment REIT held by the Fund, experienced decreased net income from deteriorating pricing power due to increased supply and increasing operating costs which detracted from Fund performance.
Telecom | An overweight to telecommunication REITs detracted from Fund performance as the sector reset guidance due to reduced near-term leasing visibility.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Real Estate Fund (Class Y)	5.05%	4.80%	5.52%
FTSE Nareit All Equity REITs Index	7.41%	6.41%	7.26%
S&P 500® Index	16.99%	14.19%	15.50%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 696,737,705
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 5,309,096
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$696,737,705
Total number of portfolio holdings	38
Total advisory fees paid	$5,309,096
Portfolio turnover rate	63%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.16%
Prologis, Inc.	7.77%
Digital Realty Trust, Inc.	6.19%
Equinix, Inc.	5.90%
American Tower Corp.	5.55%
Simon Property Group, Inc.	5.02%
Extra Space Storage, Inc.	4.02%
Crown Castle, Inc.	3.71%
W.P. Carey, Inc.	3.48%
First Industrial Realty Trust, Inc.	3.38%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.16%
Prologis, Inc.	7.77%
Digital Realty Trust, Inc.	6.19%
Equinix, Inc.	5.90%
American Tower Corp.	5.55%
Simon Property Group, Inc.	5.02%
Extra Space Storage, Inc.	4.02%
Crown Castle, Inc.	3.71%
W.P. Carey, Inc.	3.48%
First Industrial Realty Trust, Inc.	3.38%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 27, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
At a meeting held on August 19, 2025, Fund shareholders approved changing the Fund’s sub-classification under the Investment Company Act of 1940, as amended (“1940 Act”), from “diversified” to “non-diversified” and eliminating a related fundamental investment restrictions, and therefore the Fund is not required to meet certain diversification requirements under the 1940 Act.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Material Fund Change Risks Change [Text Block]
At a meeting held on August 19, 2025, Fund shareholders approved changing the Fund’s sub-classification under the Investment Company Act of 1940, as amended (“1940 Act”), from “diversified” to “non-diversified” and eliminating a related fundamental investment restrictions, and therefore the Fund is not required to meet certain diversification requirements under the 1940 Act.

Material Fund Change Adviser [Text Block]	Effective June 27, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000000620 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Investor Class
Trading Symbol	REINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Real Estate Fund (Investor Class)	$146	1.43%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.43%	[15]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, real estate markets were shaped by elevated tariffs that softened Gross Domestic Product growth and pressured consumer confidence. A softening labor market and rising political scrutiny of institutional single family ownership also impacted real estate markets. Easing inflation and expectations for Federal Reserve interest rate cuts improved financing conditions, while resilient demand supported fundamentals across industrial, data center, and senior housing Real Estate Investment Trusts (REITs).
• For the fiscal year ended February 28, 2026, Investor Class shares of the Fund returned 4.78%. For the same time period, the FTSE Nareit All Equity REITs Index (the “Benchmark”) returned 7.41%. The Fund underperformed the Benchmark primarily due to sector allocation during a period of extreme sector return variability particularly among telecom and residential REITs. These results were partially offset by stock selection among healthcare and industrial REITs.
What contributed to performance?
Healthcare | Healthcare REIT, American Healthcare, which focuses on senior housing raised earnings guidance and announced the completion of almost $1 billion in acquisitions in 2025, was a top contributor during the period.
Industrial | Stock selection within industrial REITs contributed to the Fund’s relative performance. This sector experienced volatility early in the period due to trade wars but began showing signs of stabilization and better leasing activity later in the period.
What detracted from performance?
Residential | UDR, an apartment REIT held by the Fund, experienced decreased net income from deteriorating pricing power due to increased supply and increasing operating costs which detracted from Fund performance.
Telecom | An overweight to telecommunication REITs detracted from Fund performance as the sector reset guidance due to reduced near-term leasing visibility.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Real Estate Fund (Investor Class)	4.78%	4.58%	5.30%
FTSE Nareit All Equity REITs Index	7.41%	6.41%	7.26%
S&P 500® Index	16.99%	14.19%	15.50%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 696,737,705
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 5,309,096
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$696,737,705
Total number of portfolio holdings	38
Total advisory fees paid	$5,309,096
Portfolio turnover rate	63%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.16%
Prologis, Inc.	7.77%
Digital Realty Trust, Inc.	6.19%
Equinix, Inc.	5.90%
American Tower Corp.	5.55%
Simon Property Group, Inc.	5.02%
Extra Space Storage, Inc.	4.02%
Crown Castle, Inc.	3.71%
W.P. Carey, Inc.	3.48%
First Industrial Realty Trust, Inc.	3.38%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.16%
Prologis, Inc.	7.77%
Digital Realty Trust, Inc.	6.19%
Equinix, Inc.	5.90%
American Tower Corp.	5.55%
Simon Property Group, Inc.	5.02%
Extra Space Storage, Inc.	4.02%
Crown Castle, Inc.	3.71%
W.P. Carey, Inc.	3.48%
First Industrial Realty Trust, Inc.	3.38%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 27, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
At a meeting held on August 19, 2025, Fund shareholders approved changing the Fund’s sub-classification under the Investment Company Act of 1940, as amended (“1940 Act”), from “diversified” to “non-diversified” and eliminating a related fundamental investment restrictions, and therefore the Fund is not required to meet certain diversification requirements under the 1940 Act.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Material Fund Change Risks Change [Text Block]
At a meeting held on August 19, 2025, Fund shareholders approved changing the Fund’s sub-classification under the Investment Company Act of 1940, as amended (“1940 Act”), from “diversified” to “non-diversified” and eliminating a related fundamental investment restrictions, and therefore the Fund is not required to meet certain diversification requirements under the 1940 Act.

Material Fund Change Adviser [Text Block]	Effective June 27, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000023123 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Class R5
Trading Symbol	IARIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Real Estate Fund (Class R5)	$111	1.08%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, real estate markets were shaped by elevated tariffs that softened Gross Domestic Product growth and pressured consumer confidence. A softening labor market and rising political scrutiny of institutional single family ownership also impacted real estate markets. Easing inflation and expectations for Federal Reserve interest rate cuts improved financing conditions, while resilient demand supported fundamentals across industrial, data center, and senior housing Real Estate Investment Trusts (REITs).
• For the fiscal year ended February 28, 2026, Class R5 shares of the Fund returned 5.19%. For the same time period, the FTSE Nareit All Equity REITs Index (the “Benchmark”) returned 7.41%. The Fund underperformed the Benchmark primarily due to sector allocation during a period of extreme sector return variability particularly among telecom and residential REITs. These results were partially offset by stock selection among healthcare and industrial REITs.
What contributed to performance?
Healthcare | Healthcare REIT, American Healthcare, which focuses on senior housing raised earnings guidance and announced the completion of almost $1 billion in acquisitions in 2025, was a top contributor during the period.
Industrial | Stock selection within industrial REITs contributed to the Fund’s relative performance. This sector experienced volatility early in the period due to trade wars but began showing signs of stabilization and better leasing activity later in the period.
What detracted from performance?
Residential | UDR, an apartment REIT held by the Fund, experienced decreased net income from deteriorating pricing power due to increased supply and increasing operating costs which detracted from Fund performance.
Telecom | An overweight to telecommunication REITs detracted from Fund performance as the sector reset guidance due to reduced near-term leasing visibility.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Real Estate Fund (Class R5)	5.19%	4.94%	5.66%
FTSE Nareit All Equity REITs Index	7.41%	6.41%	7.26%
S&P 500® Index	16.99%	14.19%	15.50%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 696,737,705
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 5,309,096
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$696,737,705
Total number of portfolio holdings	38
Total advisory fees paid	$5,309,096
Portfolio turnover rate	63%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.16%
Prologis, Inc.	7.77%
Digital Realty Trust, Inc.	6.19%
Equinix, Inc.	5.90%
American Tower Corp.	5.55%
Simon Property Group, Inc.	5.02%
Extra Space Storage, Inc.	4.02%
Crown Castle, Inc.	3.71%
W.P. Carey, Inc.	3.48%
First Industrial Realty Trust, Inc.	3.38%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.16%
Prologis, Inc.	7.77%
Digital Realty Trust, Inc.	6.19%
Equinix, Inc.	5.90%
American Tower Corp.	5.55%
Simon Property Group, Inc.	5.02%
Extra Space Storage, Inc.	4.02%
Crown Castle, Inc.	3.71%
W.P. Carey, Inc.	3.48%
First Industrial Realty Trust, Inc.	3.38%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 27, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
At a meeting held on August 19, 2025, Fund shareholders approved changing the Fund’s sub-classification under the Investment Company Act of 1940, as amended (“1940 Act”), from “diversified” to “non-diversified” and eliminating a related fundamental investment restrictions, and therefore the Fund is not required to meet certain diversification requirements under the 1940 Act.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Material Fund Change Risks Change [Text Block]
At a meeting held on August 19, 2025, Fund shareholders approved changing the Fund’s sub-classification under the Investment Company Act of 1940, as amended (“1940 Act”), from “diversified” to “non-diversified” and eliminating a related fundamental investment restrictions, and therefore the Fund is not required to meet certain diversification requirements under the 1940 Act.

Material Fund Change Adviser [Text Block]	Effective June 27, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000120677 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Bond Fund
Class Name	Class R6
Trading Symbol	ISTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Bond Fund (Class R6)	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market continued to benefit from generally supportive fundamentals, including resilient economic growth and stable corporate balance sheets. Credit spreads remained near historically tight levels for much of the period, although there were intermittent periods of modest widening as macro conditions evolved. Because the Fund holds predominantly corporate bonds, it benefited from this overall constructive market environment.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 5.48%. For the same time period, the Bloomberg 1-3 Year Government/Credit Index (the "Benchmark") returned 4.92%.
What contributed to performance?
Securitized | Exposure to out of Benchmark securitized sectors, including non-agency mortgage-backed securities, commercial mortgage-backed securities, and asset-backed securities contributed positively to performance as these areas benefited from stable fundamentals and attractive relative value opportunities.
Investment grade industrials and financials | Security selection in the financials and industrials sectors within the investment-grade corporate market added to relative Fund performance, supported by solid credit fundamentals and economic backdrop.
High yield industrials | High yield corporates, particularly within the industrials segment, contributed positively to relative Fund performance during the fiscal year.
What detracted from performance?
Insurance sub-sector | The insurance sub-sector modestly detracted from relative performance with relative weakness among issuers such as Lincoln Financial and Pacific Life weighing on results.
Brokerage/asset managers/exchanges sub-sector | The brokerage/asset-management/exchanges and asset management sub-sector detracted from relative Fund performance during the period, led by underperformance in credits such as Apollo Global Management.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Term Bond Fund (Class R6)	5.48%	2.62%	2.82%
Bloomberg 1-3 Year Government/Credit Index	4.92%	2.12%	2.10%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,108,510,970
Holdings Count | Holding	922
Advisory Fees Paid, Amount	$ 6,493,271
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,108,510,970
Total number of portfolio holdings	922
Total advisory fees paid	$6,493,271
Portfolio turnover rate	177%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 01/31/2028	2.35%
U.S. Treasury Notes, 3.75%, 01/31/2031	1.74%
BX Trust, Series 2021-LGCY, Class A, 4.28%, 10/15/2036	1.18%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
Alphabet, Inc., 3.70%, 02/15/2029	0.73%
LG Electronics, Inc., 5.63%, 04/24/2027	0.72%
Invesco Short Duration Total Return Bond ETF	0.71%
Carnival Corp., 5.13%, 05/01/2029	0.71%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.70%
Morgan Stanley, Series I, 4.13%, 10/18/2029	0.70%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 01/31/2028	2.35%
U.S. Treasury Notes, 3.75%, 01/31/2031	1.74%
BX Trust, Series 2021-LGCY, Class A, 4.28%, 10/15/2036	1.18%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
Alphabet, Inc., 3.70%, 02/15/2029	0.73%
LG Electronics, Inc., 5.63%, 04/24/2027	0.72%
Invesco Short Duration Total Return Bond ETF	0.71%
Carnival Corp., 5.13%, 05/01/2029	0.71%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.70%
Morgan Stanley, Series I, 4.13%, 10/18/2029	0.70%
* Excluding money market fund holdings, if any.

C000023124 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Bond Fund
Class Name	Class R5
Trading Symbol	ISTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Bond Fund (Class R5)	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market continued to benefit from generally supportive fundamentals, including resilient economic growth and stable corporate balance sheets. Credit spreads remained near historically tight levels for much of the period, although there were intermittent periods of modest widening as macro conditions evolved. Because the Fund holds predominantly corporate bonds, it benefited from this overall constructive market environment.
• For the fiscal year ended February 28, 2026, Class R5 shares of the Fund returned 5.31%. For the same time period, the Bloomberg 1-3 Year Government/Credit Index (the "Benchmark") returned 4.92%.
What contributed to performance?
Securitized | Exposure to out of Benchmark securitized sectors, including non-agency mortgage-backed securities, commercial mortgage-backed securities, and asset-backed securities contributed positively to performance as these areas benefited from stable fundamentals and attractive relative value opportunities.
Investment grade industrials and financials | Security selection in the financials and industrials sectors within the investment-grade corporate market added to relative Fund performance, supported by solid credit fundamentals and economic backdrop.
High yield industrials | High yield corporates, particularly within the industrials segment, contributed positively to relative Fund performance during the fiscal year.
What detracted from performance?
Insurance sub-sector | The insurance sub-sector modestly detracted from relative performance with relative weakness among issuers such as Lincoln Financial and Pacific Life weighing on results.
Brokerage/asset managers/exchanges sub-sector | The brokerage/asset-management/exchanges and asset management sub-sector detracted from relative Fund performance during the period, led by underperformance in credits such as Apollo Global Management.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Term Bond Fund (Class R5)	5.31%	2.56%	2.76%
Bloomberg 1-3 Year Government/Credit Index	4.92%	2.12%	2.10%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,108,510,970
Holdings Count | Holding	922
Advisory Fees Paid, Amount	$ 6,493,271
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,108,510,970
Total number of portfolio holdings	922
Total advisory fees paid	$6,493,271
Portfolio turnover rate	177%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 01/31/2028	2.35%
U.S. Treasury Notes, 3.75%, 01/31/2031	1.74%
BX Trust, Series 2021-LGCY, Class A, 4.28%, 10/15/2036	1.18%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
Alphabet, Inc., 3.70%, 02/15/2029	0.73%
LG Electronics, Inc., 5.63%, 04/24/2027	0.72%
Invesco Short Duration Total Return Bond ETF	0.71%
Carnival Corp., 5.13%, 05/01/2029	0.71%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.70%
Morgan Stanley, Series I, 4.13%, 10/18/2029	0.70%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 01/31/2028	2.35%
U.S. Treasury Notes, 3.75%, 01/31/2031	1.74%
BX Trust, Series 2021-LGCY, Class A, 4.28%, 10/15/2036	1.18%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
Alphabet, Inc., 3.70%, 02/15/2029	0.73%
LG Electronics, Inc., 5.63%, 04/24/2027	0.72%
Invesco Short Duration Total Return Bond ETF	0.71%
Carnival Corp., 5.13%, 05/01/2029	0.71%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.70%
Morgan Stanley, Series I, 4.13%, 10/18/2029	0.70%
* Excluding money market fund holdings, if any.

C000000621 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Bond Fund
Class Name	Class A
Trading Symbol	STBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Bond Fund (Class A)	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market continued to benefit from generally supportive fundamentals, including resilient economic growth and stable corporate balance sheets. Credit spreads remained near historically tight levels for much of the period, although there were intermittent periods of modest widening as macro conditions evolved. Because the Fund holds predominantly corporate bonds, it benefited from this overall constructive market environment.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 5.25%. For the same time period, the Bloomberg 1-3 Year Government/Credit Index (the "Benchmark") returned 4.92%.
What contributed to performance?
Securitized | Exposure to out of Benchmark securitized sectors, including non-agency mortgage-backed securities, commercial mortgage-backed securities, and asset-backed securities contributed positively to performance as these areas benefited from stable fundamentals and attractive relative value opportunities.
Investment grade industrials and financials | Security selection in the financials and industrials sectors within the investment-grade corporate market added to relative Fund performance, supported by solid credit fundamentals and economic backdrop.
High yield industrials | High yield corporates, particularly within the industrials segment, contributed positively to relative Fund performance during the fiscal year.
What detracted from performance?
Insurance sub-sector | The insurance sub-sector modestly detracted from relative performance with relative weakness among issuers such as Lincoln Financial and Pacific Life weighing on results.
Brokerage/asset managers/exchanges sub-sector | The brokerage/asset-management/exchanges and asset management sub-sector detracted from relative Fund performance during the period, led by underperformance in credits such as Apollo Global Management.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Term Bond Fund (Class A) —including sales charge	2.59%	1.86%	2.30%
Invesco Short Term Bond Fund (Class A) —excluding sales charge	5.25%	2.37%	2.56%
Bloomberg 1-3 Year Government/Credit Index	4.92%	2.12%	2.10%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,108,510,970
Holdings Count | Holding	922
Advisory Fees Paid, Amount	$ 6,493,271
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,108,510,970
Total number of portfolio holdings	922
Total advisory fees paid	$6,493,271
Portfolio turnover rate	177%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 01/31/2028	2.35%
U.S. Treasury Notes, 3.75%, 01/31/2031	1.74%
BX Trust, Series 2021-LGCY, Class A, 4.28%, 10/15/2036	1.18%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
Alphabet, Inc., 3.70%, 02/15/2029	0.73%
LG Electronics, Inc., 5.63%, 04/24/2027	0.72%
Invesco Short Duration Total Return Bond ETF	0.71%
Carnival Corp., 5.13%, 05/01/2029	0.71%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.70%
Morgan Stanley, Series I, 4.13%, 10/18/2029	0.70%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 01/31/2028	2.35%
U.S. Treasury Notes, 3.75%, 01/31/2031	1.74%
BX Trust, Series 2021-LGCY, Class A, 4.28%, 10/15/2036	1.18%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
Alphabet, Inc., 3.70%, 02/15/2029	0.73%
LG Electronics, Inc., 5.63%, 04/24/2027	0.72%
Invesco Short Duration Total Return Bond ETF	0.71%
Carnival Corp., 5.13%, 05/01/2029	0.71%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.70%
Morgan Stanley, Series I, 4.13%, 10/18/2029	0.70%
* Excluding money market fund holdings, if any.

C000000622 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Bond Fund
Class Name	Class C
Trading Symbol	STBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Bond Fund (Class C)	$101	0.99%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.99%	[16]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market continued to benefit from generally supportive fundamentals, including resilient economic growth and stable corporate balance sheets. Credit spreads remained near historically tight levels for much of the period, although there were intermittent periods of modest widening as macro conditions evolved. Because the Fund holds predominantly corporate bonds, it benefited from this overall constructive market environment.
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 4.88%. For the same time period, the Bloomberg 1-3 Year Government/Credit Index (the "Benchmark") returned 4.92%.
What contributed to performance?
Securitized | Exposure to out of Benchmark securitized sectors, including non-agency mortgage-backed securities, commercial mortgage-backed securities, and asset-backed securities contributed positively to performance as these areas benefited from stable fundamentals and attractive relative value opportunities.
Investment grade industrials and financials | Security selection in the financials and industrials sectors within the investment-grade corporate market added to relative Fund performance, supported by solid credit fundamentals and economic backdrop.
High yield industrials | High yield corporates, particularly within the industrials segment, contributed positively to relative Fund performance during the fiscal year.
What detracted from performance?
Insurance sub-sector | The insurance sub-sector modestly detracted from relative performance with relative weakness among issuers such as Lincoln Financial and Pacific Life weighing on results.
Brokerage/asset managers/exchanges sub-sector | The brokerage/asset-management/exchanges and asset management sub-sector detracted from relative Fund performance during the period, led by underperformance in credits such as Apollo Global Management.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Term Bond Fund (Class C) —including sales charge	4.38%	2.02%	2.27%
Invesco Short Term Bond Fund (Class C) —excluding sales charge	4.88%	2.02%	2.27%
Bloomberg 1-3 Year Government/Credit Index	4.92%	2.12%	2.10%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,108,510,970
Holdings Count | Holding	922
Advisory Fees Paid, Amount	$ 6,493,271
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,108,510,970
Total number of portfolio holdings	922
Total advisory fees paid	$6,493,271
Portfolio turnover rate	177%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 01/31/2028	2.35%
U.S. Treasury Notes, 3.75%, 01/31/2031	1.74%
BX Trust, Series 2021-LGCY, Class A, 4.28%, 10/15/2036	1.18%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
Alphabet, Inc., 3.70%, 02/15/2029	0.73%
LG Electronics, Inc., 5.63%, 04/24/2027	0.72%
Invesco Short Duration Total Return Bond ETF	0.71%
Carnival Corp., 5.13%, 05/01/2029	0.71%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.70%
Morgan Stanley, Series I, 4.13%, 10/18/2029	0.70%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 01/31/2028	2.35%
U.S. Treasury Notes, 3.75%, 01/31/2031	1.74%
BX Trust, Series 2021-LGCY, Class A, 4.28%, 10/15/2036	1.18%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
Alphabet, Inc., 3.70%, 02/15/2029	0.73%
LG Electronics, Inc., 5.63%, 04/24/2027	0.72%
Invesco Short Duration Total Return Bond ETF	0.71%
Carnival Corp., 5.13%, 05/01/2029	0.71%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.70%
Morgan Stanley, Series I, 4.13%, 10/18/2029	0.70%
* Excluding money market fund holdings, if any.

C000000623 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Bond Fund
Class Name	Class R
Trading Symbol	STBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Bond Fund (Class R)	$101	0.99%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market continued to benefit from generally supportive fundamentals, including resilient economic growth and stable corporate balance sheets. Credit spreads remained near historically tight levels for much of the period, although there were intermittent periods of modest widening as macro conditions evolved. Because the Fund holds predominantly corporate bonds, it benefited from this overall constructive market environment.
• For the fiscal year ended February 28, 2026, Class R shares of the Fund returned 4.76%. For the same time period, the Bloomberg 1-3 Year Government/Credit Index (the "Benchmark") returned 4.92%.
What contributed to performance?
Securitized | Exposure to out of Benchmark securitized sectors, including non-agency mortgage-backed securities, commercial mortgage-backed securities, and asset-backed securities contributed positively to performance as these areas benefited from stable fundamentals and attractive relative value opportunities.
Investment grade industrials and financials | Security selection in the financials and industrials sectors within the investment-grade corporate market added to relative Fund performance, supported by solid credit fundamentals and economic backdrop.
High yield industrials | High yield corporates, particularly within the industrials segment, contributed positively to relative Fund performance during the fiscal year.
What detracted from performance?
Insurance sub-sector | The insurance sub-sector modestly detracted from relative performance with relative weakness among issuers such as Lincoln Financial and Pacific Life weighing on results.
Brokerage/asset managers/exchanges sub-sector | The brokerage/asset-management/exchanges and asset management sub-sector detracted from relative Fund performance during the period, led by underperformance in credits such as Apollo Global Management.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Term Bond Fund (Class R)	4.76%	1.99%	2.19%
Bloomberg 1-3 Year Government/Credit Index	4.92%	2.12%	2.10%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,108,510,970
Holdings Count | Holding	922
Advisory Fees Paid, Amount	$ 6,493,271
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,108,510,970
Total number of portfolio holdings	922
Total advisory fees paid	$6,493,271
Portfolio turnover rate	177%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 01/31/2028	2.35%
U.S. Treasury Notes, 3.75%, 01/31/2031	1.74%
BX Trust, Series 2021-LGCY, Class A, 4.28%, 10/15/2036	1.18%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
Alphabet, Inc., 3.70%, 02/15/2029	0.73%
LG Electronics, Inc., 5.63%, 04/24/2027	0.72%
Invesco Short Duration Total Return Bond ETF	0.71%
Carnival Corp., 5.13%, 05/01/2029	0.71%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.70%
Morgan Stanley, Series I, 4.13%, 10/18/2029	0.70%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 01/31/2028	2.35%
U.S. Treasury Notes, 3.75%, 01/31/2031	1.74%
BX Trust, Series 2021-LGCY, Class A, 4.28%, 10/15/2036	1.18%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
Alphabet, Inc., 3.70%, 02/15/2029	0.73%
LG Electronics, Inc., 5.63%, 04/24/2027	0.72%
Invesco Short Duration Total Return Bond ETF	0.71%
Carnival Corp., 5.13%, 05/01/2029	0.71%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.70%
Morgan Stanley, Series I, 4.13%, 10/18/2029	0.70%
* Excluding money market fund holdings, if any.

C000071217 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Bond Fund
Class Name	Class Y
Trading Symbol	STBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Bond Fund (Class Y)	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the corporate bond market continued to benefit from generally supportive fundamentals, including resilient economic growth and stable corporate balance sheets. Credit spreads remained near historically tight levels for much of the period, although there were intermittent periods of modest widening as macro conditions evolved. Because the Fund holds predominantly corporate bonds, it benefited from this overall constructive market environment.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 5.28%. For the same time period, the Bloomberg 1-3 Year Government/Credit Index (the "Benchmark") returned 4.92%.
What contributed to performance?
Securitized | Exposure to out of Benchmark securitized sectors, including non-agency mortgage-backed securities, commercial mortgage-backed securities, and asset-backed securities contributed positively to performance as these areas benefited from stable fundamentals and attractive relative value opportunities.
Investment grade industrials and financials | Security selection in the financials and industrials sectors within the investment-grade corporate market added to relative Fund performance, supported by solid credit fundamentals and economic backdrop.
High yield industrials | High yield corporates, particularly within the industrials segment, contributed positively to relative Fund performance during the fiscal year.
What detracted from performance?
Insurance sub-sector | The insurance sub-sector modestly detracted from relative performance with relative weakness among issuers such as Lincoln Financial and Pacific Life weighing on results.
Brokerage/asset managers/exchanges sub-sector | The brokerage/asset-management/exchanges and asset management sub-sector detracted from relative Fund performance during the period, led by underperformance in credits such as Apollo Global Management.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Term Bond Fund (Class Y)	5.28%	2.53%	2.70%
Bloomberg 1-3 Year Government/Credit Index	4.92%	2.12%	2.10%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,108,510,970
Holdings Count | Holding	922
Advisory Fees Paid, Amount	$ 6,493,271
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,108,510,970
Total number of portfolio holdings	922
Total advisory fees paid	$6,493,271
Portfolio turnover rate	177%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 01/31/2028	2.35%
U.S. Treasury Notes, 3.75%, 01/31/2031	1.74%
BX Trust, Series 2021-LGCY, Class A, 4.28%, 10/15/2036	1.18%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
Alphabet, Inc., 3.70%, 02/15/2029	0.73%
LG Electronics, Inc., 5.63%, 04/24/2027	0.72%
Invesco Short Duration Total Return Bond ETF	0.71%
Carnival Corp., 5.13%, 05/01/2029	0.71%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.70%
Morgan Stanley, Series I, 4.13%, 10/18/2029	0.70%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 01/31/2028	2.35%
U.S. Treasury Notes, 3.75%, 01/31/2031	1.74%
BX Trust, Series 2021-LGCY, Class A, 4.28%, 10/15/2036	1.18%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
Alphabet, Inc., 3.70%, 02/15/2029	0.73%
LG Electronics, Inc., 5.63%, 04/24/2027	0.72%
Invesco Short Duration Total Return Bond ETF	0.71%
Carnival Corp., 5.13%, 05/01/2029	0.71%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.70%
Morgan Stanley, Series I, 4.13%, 10/18/2029	0.70%
* Excluding money market fund holdings, if any.

C000000605 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Investor Class
Trading Symbol	AGIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Fund (Investor Class)	$97	0.94%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.94%	[17]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the Fund achieved a positive return. Short and intermediate-term US Treasury yields fell, contributing to the Fund’s success. Non‑Treasury sectors also performed well, supported by a generally strong economic backdrop throughout the fiscal year.
• For the fiscal year ended February 28, 2026, Investor Class shares of the Fund returned 6.63%. For the same time period, the Bloomberg U.S. Securitized: MBS/ABS/CMBS Index (the “Benchmark") returned 7.49%.
What contributed to performance?
Non-agency mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) | Non-agency MBS, CMBS, and ABS performed well during the fiscal year due to attractive starting yields and relatively strong economic performance in 2025, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Corporates | Corporate exposure detracted from Fund performance. The Fund's underweight allocation to corporate bonds meant it captured less of the positive sector performance, resulting in a relative shortfall versus the Benchmark.
Duration and Yield Curve Positioning | Duration modestly detracted from Fund performance. The Fund's duration and yield‑curve positioning limited its participation in the rally that followed the decline in interest rates.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Fund (Investor Class)	6.63%	2.48%	1.56%
Bloomberg U.S. Securitized: MBS/ABS/CMBS Index	7.49%	0.75%	1.71%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 274,385,217
Holdings Count | Holding	223
Advisory Fees Paid, Amount	$ 1,272,996
Investment Company Portfolio Turnover	219.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$274,385,217
Total number of portfolio holdings	223
Total advisory fees paid	$1,272,996
Portfolio turnover rate	219%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 03/01/2056	5.10%
U.S. Treasury Notes, 3.50%, 02/15/2029	4.93%
Government National Mortgage Association, TBA, 5.00%, 04/01/2056	3.95%
Government National Mortgage Association, TBA, 2.50%, 03/01/2056	3.86%
Government National Mortgage Association, TBA, 5.50%, 04/01/2056	2.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	2.53%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.05%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	1.63%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.54%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 03/01/2056	5.10%
U.S. Treasury Notes, 3.50%, 02/15/2029	4.93%
Government National Mortgage Association, TBA, 5.00%, 04/01/2056	3.95%
Government National Mortgage Association, TBA, 2.50%, 03/01/2056	3.86%
Government National Mortgage Association, TBA, 5.50%, 04/01/2056	2.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	2.53%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.05%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	1.63%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.54%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.54%
* Excluding money market fund holdings, if any.

C000188949 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Class R6
Trading Symbol	AGVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Fund (Class R6)	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the Fund achieved a positive return. Short and intermediate-term US Treasury yields fell, contributing to the Fund’s success. Non‑Treasury sectors also performed well, supported by a generally strong economic backdrop throughout the fiscal year.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 6.95%. For the same time period, the Bloomberg U.S. Securitized: MBS/ABS/CMBS Index (the “Benchmark") returned 7.49%.
What contributed to performance?
Non-agency mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) | Non-agency MBS, CMBS, and ABS performed well during the fiscal year due to attractive starting yields and relatively strong economic performance in 2025, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Corporates | Corporate exposure detracted from Fund performance. The Fund's underweight allocation to corporate bonds meant it captured less of the positive sector performance, resulting in a relative shortfall versus the Benchmark.
Duration and Yield Curve Positioning | Duration modestly detracted from Fund performance. The Fund's duration and yield‑curve positioning limited its participation in the rally that followed the decline in interest rates.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Fund (Class R6)	6.95%	2.88%	1.86%
Bloomberg U.S. Securitized: MBS/ABS/CMBS Index	7.49%	0.75%	1.71%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 274,385,217
Holdings Count | Holding	223
Advisory Fees Paid, Amount	$ 1,272,996
Investment Company Portfolio Turnover	219.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$274,385,217
Total number of portfolio holdings	223
Total advisory fees paid	$1,272,996
Portfolio turnover rate	219%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 03/01/2056	5.10%
U.S. Treasury Notes, 3.50%, 02/15/2029	4.93%
Government National Mortgage Association, TBA, 5.00%, 04/01/2056	3.95%
Government National Mortgage Association, TBA, 2.50%, 03/01/2056	3.86%
Government National Mortgage Association, TBA, 5.50%, 04/01/2056	2.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	2.53%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.05%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	1.63%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.54%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 03/01/2056	5.10%
U.S. Treasury Notes, 3.50%, 02/15/2029	4.93%
Government National Mortgage Association, TBA, 5.00%, 04/01/2056	3.95%
Government National Mortgage Association, TBA, 2.50%, 03/01/2056	3.86%
Government National Mortgage Association, TBA, 5.50%, 04/01/2056	2.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	2.53%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.05%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	1.63%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.54%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.54%
* Excluding money market fund holdings, if any.

C000071212 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Class Y
Trading Symbol	AGVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Fund (Class Y)	$79	0.76%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%	[18]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the Fund achieved a positive return. Short and intermediate-term US Treasury yields fell, contributing to the Fund’s success. Non‑Treasury sectors also performed well, supported by a generally strong economic backdrop throughout the fiscal year.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 6.81%. For the same time period, the Bloomberg U.S. Securitized: MBS/ABS/CMBS Index (the “Benchmark") returned 7.49%.
What contributed to performance?
Non-agency mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) | Non-agency MBS, CMBS, and ABS performed well during the fiscal year due to attractive starting yields and relatively strong economic performance in 2025, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Corporates | Corporate exposure detracted from Fund performance. The Fund's underweight allocation to corporate bonds meant it captured less of the positive sector performance, resulting in a relative shortfall versus the Benchmark.
Duration and Yield Curve Positioning | Duration modestly detracted from Fund performance. The Fund's duration and yield‑curve positioning limited its participation in the rally that followed the decline in interest rates.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Fund (Class Y)	6.81%	2.66%	1.74%
Bloomberg U.S. Securitized: MBS/ABS/CMBS Index	7.49%	0.75%	1.71%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 274,385,217
Holdings Count | Holding	223
Advisory Fees Paid, Amount	$ 1,272,996
Investment Company Portfolio Turnover	219.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$274,385,217
Total number of portfolio holdings	223
Total advisory fees paid	$1,272,996
Portfolio turnover rate	219%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 03/01/2056	5.10%
U.S. Treasury Notes, 3.50%, 02/15/2029	4.93%
Government National Mortgage Association, TBA, 5.00%, 04/01/2056	3.95%
Government National Mortgage Association, TBA, 2.50%, 03/01/2056	3.86%
Government National Mortgage Association, TBA, 5.50%, 04/01/2056	2.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	2.53%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.05%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	1.63%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.54%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 03/01/2056	5.10%
U.S. Treasury Notes, 3.50%, 02/15/2029	4.93%
Government National Mortgage Association, TBA, 5.00%, 04/01/2056	3.95%
Government National Mortgage Association, TBA, 2.50%, 03/01/2056	3.86%
Government National Mortgage Association, TBA, 5.50%, 04/01/2056	2.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	2.53%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.05%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	1.63%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.54%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.54%
* Excluding money market fund holdings, if any.

C000029663 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Class R5
Trading Symbol	AGOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Fund (Class R5)	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the Fund achieved a positive return. Short and intermediate-term US Treasury yields fell, contributing to the Fund’s success. Non‑Treasury sectors also performed well, supported by a generally strong economic backdrop throughout the fiscal year.
• For the fiscal year ended February 28, 2026, Class R5 shares of the Fund returned 6.88%. For the same time period, the Bloomberg U.S. Securitized: MBS/ABS/CMBS Index (the “Benchmark") returned 7.49%.
What contributed to performance?
Non-agency mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) | Non-agency MBS, CMBS, and ABS performed well during the fiscal year due to attractive starting yields and relatively strong economic performance in 2025, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Corporates | Corporate exposure detracted from Fund performance. The Fund's underweight allocation to corporate bonds meant it captured less of the positive sector performance, resulting in a relative shortfall versus the Benchmark.
Duration and Yield Curve Positioning | Duration modestly detracted from Fund performance. The Fund's duration and yield‑curve positioning limited its participation in the rally that followed the decline in interest rates.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Fund (Class R5)	6.88%	2.74%	1.83%
Bloomberg U.S. Securitized: MBS/ABS/CMBS Index	7.49%	0.75%	1.71%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 274,385,217
Holdings Count | Holding	223
Advisory Fees Paid, Amount	$ 1,272,996
Investment Company Portfolio Turnover	219.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$274,385,217
Total number of portfolio holdings	223
Total advisory fees paid	$1,272,996
Portfolio turnover rate	219%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 03/01/2056	5.10%
U.S. Treasury Notes, 3.50%, 02/15/2029	4.93%
Government National Mortgage Association, TBA, 5.00%, 04/01/2056	3.95%
Government National Mortgage Association, TBA, 2.50%, 03/01/2056	3.86%
Government National Mortgage Association, TBA, 5.50%, 04/01/2056	2.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	2.53%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.05%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	1.63%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.54%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 03/01/2056	5.10%
U.S. Treasury Notes, 3.50%, 02/15/2029	4.93%
Government National Mortgage Association, TBA, 5.00%, 04/01/2056	3.95%
Government National Mortgage Association, TBA, 2.50%, 03/01/2056	3.86%
Government National Mortgage Association, TBA, 5.50%, 04/01/2056	2.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	2.53%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.05%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	1.63%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.54%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.54%
* Excluding money market fund holdings, if any.

C000000601 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Class A
Trading Symbol	AGOVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Fund (Class A)	$104	1.01%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.01%	[19]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the Fund achieved a positive return. Short and intermediate-term US Treasury yields fell, contributing to the Fund’s success. Non‑Treasury sectors also performed well, supported by a generally strong economic backdrop throughout the fiscal year.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 6.55%. For the same time period, the Bloomberg U.S. Securitized: MBS/ABS/CMBS Index (the “Benchmark") returned 7.49%.
What contributed to performance?
Non-agency mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) | Non-agency MBS, CMBS, and ABS performed well during the fiscal year due to attractive starting yields and relatively strong economic performance in 2025, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Corporates | Corporate exposure detracted from Fund performance. The Fund's underweight allocation to corporate bonds meant it captured less of the positive sector performance, resulting in a relative shortfall versus the Benchmark.
Duration and Yield Curve Positioning | Duration modestly detracted from Fund performance. The Fund's duration and yield‑curve positioning limited its participation in the rally that followed the decline in interest rates.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Fund (Class A) —including sales charge	2.05%	1.52%	1.06%
Invesco Income Fund (Class A) —excluding sales charge	6.55%	2.40%	1.50%
Bloomberg U.S. Securitized: MBS/ABS/CMBS Index	7.49%	0.75%	1.71%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 274,385,217
Holdings Count | Holding	223
Advisory Fees Paid, Amount	$ 1,272,996
Investment Company Portfolio Turnover	219.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$274,385,217
Total number of portfolio holdings	223
Total advisory fees paid	$1,272,996
Portfolio turnover rate	219%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 03/01/2056	5.10%
U.S. Treasury Notes, 3.50%, 02/15/2029	4.93%
Government National Mortgage Association, TBA, 5.00%, 04/01/2056	3.95%
Government National Mortgage Association, TBA, 2.50%, 03/01/2056	3.86%
Government National Mortgage Association, TBA, 5.50%, 04/01/2056	2.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	2.53%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.05%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	1.63%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.54%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 03/01/2056	5.10%
U.S. Treasury Notes, 3.50%, 02/15/2029	4.93%
Government National Mortgage Association, TBA, 5.00%, 04/01/2056	3.95%
Government National Mortgage Association, TBA, 2.50%, 03/01/2056	3.86%
Government National Mortgage Association, TBA, 5.50%, 04/01/2056	2.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	2.53%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.05%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	1.63%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.54%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.54%
* Excluding money market fund holdings, if any.

C000000603 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Class C
Trading Symbol	AGVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Fund (Class C)	$181	1.76%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.76%	[20]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the Fund achieved a positive return. Short and intermediate-term US Treasury yields fell, contributing to the Fund’s success. Non‑Treasury sectors also performed well, supported by a generally strong economic backdrop throughout the fiscal year.
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 5.75%. For the same time period, the Bloomberg U.S. Securitized: MBS/ABS/CMBS Index (the “Benchmark") returned 7.49%.
What contributed to performance?
Non-agency mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) | Non-agency MBS, CMBS, and ABS performed well during the fiscal year due to attractive starting yields and relatively strong economic performance in 2025, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Corporates | Corporate exposure detracted from Fund performance. The Fund's underweight allocation to corporate bonds meant it captured less of the positive sector performance, resulting in a relative shortfall versus the Benchmark.
Duration and Yield Curve Positioning | Duration modestly detracted from Fund performance. The Fund's duration and yield‑curve positioning limited its participation in the rally that followed the decline in interest rates.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Fund (Class C) —including sales charge	4.75%	1.64%	0.90%
Invesco Income Fund (Class C) —excluding sales charge	5.75%	1.64%	0.90%
Bloomberg U.S. Securitized: MBS/ABS/CMBS Index	7.49%	0.75%	1.71%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 274,385,217
Holdings Count | Holding	223
Advisory Fees Paid, Amount	$ 1,272,996
Investment Company Portfolio Turnover	219.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$274,385,217
Total number of portfolio holdings	223
Total advisory fees paid	$1,272,996
Portfolio turnover rate	219%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 03/01/2056	5.10%
U.S. Treasury Notes, 3.50%, 02/15/2029	4.93%
Government National Mortgage Association, TBA, 5.00%, 04/01/2056	3.95%
Government National Mortgage Association, TBA, 2.50%, 03/01/2056	3.86%
Government National Mortgage Association, TBA, 5.50%, 04/01/2056	2.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	2.53%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.05%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	1.63%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.54%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 03/01/2056	5.10%
U.S. Treasury Notes, 3.50%, 02/15/2029	4.93%
Government National Mortgage Association, TBA, 5.00%, 04/01/2056	3.95%
Government National Mortgage Association, TBA, 2.50%, 03/01/2056	3.86%
Government National Mortgage Association, TBA, 5.50%, 04/01/2056	2.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	2.53%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.05%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	1.63%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.54%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.54%
* Excluding money market fund holdings, if any.

C000000604 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Class R
Trading Symbol	AGVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Fund (Class R)	$130	1.26%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.26%	[21]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the Fund achieved a positive return. Short and intermediate-term US Treasury yields fell, contributing to the Fund’s success. Non‑Treasury sectors also performed well, supported by a generally strong economic backdrop throughout the fiscal year.
• For the fiscal year ended February 28, 2026, Class R shares of the Fund returned 6.28%. For the same time period, the Bloomberg U.S. Securitized: MBS/ABS/CMBS Index (the “Benchmark") returned 7.49%.
What contributed to performance?
Non-agency mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) | Non-agency MBS, CMBS, and ABS performed well during the fiscal year due to attractive starting yields and relatively strong economic performance in 2025, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Corporates | Corporate exposure detracted from Fund performance. The Fund's underweight allocation to corporate bonds meant it captured less of the positive sector performance, resulting in a relative shortfall versus the Benchmark.
Duration and Yield Curve Positioning | Duration modestly detracted from Fund performance. The Fund's duration and yield‑curve positioning limited its participation in the rally that followed the decline in interest rates.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Fund (Class R)	6.28%	2.13%	1.23%
Bloomberg U.S. Securitized: MBS/ABS/CMBS Index	7.49%	0.75%	1.71%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 274,385,217
Holdings Count | Holding	223
Advisory Fees Paid, Amount	$ 1,272,996
Investment Company Portfolio Turnover	219.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$274,385,217
Total number of portfolio holdings	223
Total advisory fees paid	$1,272,996
Portfolio turnover rate	219%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 03/01/2056	5.10%
U.S. Treasury Notes, 3.50%, 02/15/2029	4.93%
Government National Mortgage Association, TBA, 5.00%, 04/01/2056	3.95%
Government National Mortgage Association, TBA, 2.50%, 03/01/2056	3.86%
Government National Mortgage Association, TBA, 5.50%, 04/01/2056	2.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	2.53%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.05%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	1.63%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.54%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 03/01/2056	5.10%
U.S. Treasury Notes, 3.50%, 02/15/2029	4.93%
Government National Mortgage Association, TBA, 5.00%, 04/01/2056	3.95%
Government National Mortgage Association, TBA, 2.50%, 03/01/2056	3.86%
Government National Mortgage Association, TBA, 5.50%, 04/01/2056	2.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	2.53%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.05%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	1.63%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.54%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.54%
* Excluding money market fund holdings, if any.

C000164285 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration Inflation Protected Fund
Class Name	Class R6
Trading Symbol	SDPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration Inflation Protected Fund (Class R6)	$31	0.30%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%	[22]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, Treasury Inflation Protected Securities provided positive returns through the period and inflation expectations were lower at the end of the period. After gaining some clarity around US tariffs, markets were able to rebound after initial price spikes and experience gains in most sectors during 2025 and into 2026. Core inflation has shown a downward trend, but it remained above the US Federal Reserve's target during the period.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 4.84%. For the same time period, the ICE BofA 1-5 Year US Inflation-Linked Treasury Index (the “Benchmark”) returned 5.12%. This is an index replication fund so there is no active management involved.
• We seek to replicate the risk and return characteristics of the Benchmark by generally investing in the component securities of the Benchmark in their respective weightings. For the fiscal year, the Fund generated positive returns, but underperformed the Benchmark. The Fund’s performance will typically lag its Benchmark due to fees.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Duration Inflation Protected Fund (Class R6)	4.84%	3.09%	2.87%
ICE BofA 1-5 Year US Inflation-Linked Treasury Index	5.12%	3.41%	3.16%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 368,150,836
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 549,083
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$368,150,836
Total number of portfolio holdings	20
Total advisory fees paid	$549,083
Portfolio turnover rate	41%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity
(% of total investments)
4/15/2027	5.0%
7/15/2027	5.4%
10/15/2027	4.9%
1/15/2028	8.3%
4/15/2028	8.7%
7/15/2028	5.2%
10/15/2028	5.1%
1/15/2029	7.7%
4/15/2029	9.8%
7/15/2029	5.5%
10/15/2029	5.4%
1/15/2030	5.5%
4/15/2030	6.0%
7/15/2030	5.8%
10/15/2030	6.0%
1/15/2031	5.7%

C000023119 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration Inflation Protected Fund
Class Name	Class R5
Trading Symbol	ALMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration Inflation Protected Fund (Class R5)	$31	0.30%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%	[23]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, Treasury Inflation Protected Securities provided positive returns through the period and inflation expectations were lower at the end of the period. After gaining some clarity around US tariffs, markets were able to rebound after initial price spikes and experience gains in most sectors during 2025 and into 2026. Core inflation has shown a downward trend, but it remained above the US Federal Reserve's target during the period.
• For the fiscal year ended February 28, 2026, Class R5 shares of the Fund returned 4.84%. For the same time period, the ICE BofA 1-5 Year US Inflation-Linked Treasury Index (the “Benchmark”) returned 5.12%. This is an index replication fund so there is no active management involved.
• We seek to replicate the risk and return characteristics of the Benchmark by generally investing in the component securities of the Benchmark in their respective weightings. For the fiscal year, the Fund generated positive returns, but underperformed the Benchmark. The Fund’s performance will typically lag its Benchmark due to fees.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Duration Inflation Protected Fund (Class R5)	4.84%	3.11%	2.85%
ICE BofA 1-5 Year US Inflation-Linked Treasury Index	5.12%	3.41%	3.16%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 368,150,836
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 549,083
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$368,150,836
Total number of portfolio holdings	20
Total advisory fees paid	$549,083
Portfolio turnover rate	41%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity
(% of total investments)
4/15/2027	5.0%
7/15/2027	5.4%
10/15/2027	4.9%
1/15/2028	8.3%
4/15/2028	8.7%
7/15/2028	5.2%
10/15/2028	5.1%
1/15/2029	7.7%
4/15/2029	9.8%
7/15/2029	5.5%
10/15/2029	5.4%
1/15/2030	5.5%
4/15/2030	6.0%
7/15/2030	5.8%
10/15/2030	6.0%
1/15/2031	5.7%

C000000607 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration Inflation Protected Fund
Class Name	Class A
Trading Symbol	LMTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration Inflation Protected Fund (Class A)	$56	0.55%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%	[24]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, Treasury Inflation Protected Securities provided positive returns through the period and inflation expectations were lower at the end of the period. After gaining some clarity around US tariffs, markets were able to rebound after initial price spikes and experience gains in most sectors during 2025 and into 2026. Core inflation has shown a downward trend, but it remained above the US Federal Reserve's target during the period.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 4.58%. For the same time period, the ICE BofA 1-5 Year US Inflation-Linked Treasury Index (the “Benchmark”) returned 5.12%. This is an index replication fund so there is no active management involved.
• We seek to replicate the risk and return characteristics of the Benchmark by generally investing in the component securities of the Benchmark in their respective weightings. For the fiscal year, the Fund generated positive returns, but underperformed the Benchmark. The Fund’s performance will typically lag its Benchmark due to fees.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Duration Inflation Protected Fund (Class A) —including sales charge	1.95%	2.32%	2.33%
Invesco Short Duration Inflation Protected Fund (Class A) —excluding sales charge	4.58%	2.85%	2.59%
ICE BofA 1-5 Year US Inflation-Linked Treasury Index	5.12%	3.41%	3.16%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 368,150,836
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 549,083
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$368,150,836
Total number of portfolio holdings	20
Total advisory fees paid	$549,083
Portfolio turnover rate	41%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity
(% of total investments)
4/15/2027	5.0%
7/15/2027	5.4%
10/15/2027	4.9%
1/15/2028	8.3%
4/15/2028	8.7%
7/15/2028	5.2%
10/15/2028	5.1%
1/15/2029	7.7%
4/15/2029	9.8%
7/15/2029	5.5%
10/15/2029	5.4%
1/15/2030	5.5%
4/15/2030	6.0%
7/15/2030	5.8%
10/15/2030	6.0%
1/15/2031	5.7%

C000000606 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration Inflation Protected Fund
Class Name	Class A2
Trading Symbol	SHTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration Inflation Protected Fund (Class A2)	$46	0.45%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%	[25]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, Treasury Inflation Protected Securities provided positive returns through the period and inflation expectations were lower at the end of the period. After gaining some clarity around US tariffs, markets were able to rebound after initial price spikes and experience gains in most sectors during 2025 and into 2026. Core inflation has shown a downward trend, but it remained above the US Federal Reserve's target during the period.
• For the fiscal year ended February 28, 2026, Class A2 shares of the Fund, excluding sales charge, returned 4.69%. For the same time period, the ICE BofA 1-5 Year US Inflation-Linked Treasury Index (the “Benchmark”) returned 5.12%. This is an index replication fund so there is no active management involved.
• We seek to replicate the risk and return characteristics of the Benchmark by generally investing in the component securities of the Benchmark in their respective weightings. For the fiscal year, the Fund generated positive returns, but underperformed the Benchmark. The Fund’s performance will typically lag its Benchmark due to fees.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Duration Inflation Protected Fund (Class A2) —including sales charge	3.66%	2.73%	2.59%
Invesco Short Duration Inflation Protected Fund (Class A2) —excluding sales charge	4.69%	2.93%	2.69%
ICE BofA 1-5 Year US Inflation-Linked Treasury Index	5.12%	3.41%	3.16%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 368,150,836
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 549,083
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$368,150,836
Total number of portfolio holdings	20
Total advisory fees paid	$549,083
Portfolio turnover rate	41%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity
(% of total investments)
4/15/2027	5.0%
7/15/2027	5.4%
10/15/2027	4.9%
1/15/2028	8.3%
4/15/2028	8.7%
7/15/2028	5.2%
10/15/2028	5.1%
1/15/2029	7.7%
4/15/2029	9.8%
7/15/2029	5.5%
10/15/2029	5.4%
1/15/2030	5.5%
4/15/2030	6.0%
7/15/2030	5.8%
10/15/2030	6.0%
1/15/2031	5.7%

C000071213 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration Inflation Protected Fund
Class Name	Class Y
Trading Symbol	LMTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration Inflation Protected Fund (Class Y)	$31	0.30%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%	[26]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, Treasury Inflation Protected Securities provided positive returns through the period and inflation expectations were lower at the end of the period. After gaining some clarity around US tariffs, markets were able to rebound after initial price spikes and experience gains in most sectors during 2025 and into 2026. Core inflation has shown a downward trend, but it remained above the US Federal Reserve's target during the period.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 4.84%. For the same time period, the ICE BofA 1-5 Year US Inflation-Linked Treasury Index (the “Benchmark”) returned 5.12%. This is an index replication fund so there is no active management involved.
• We seek to replicate the risk and return characteristics of the Benchmark by generally investing in the component securities of the Benchmark in their respective weightings. For the fiscal year, the Fund generated positive returns, but underperformed the Benchmark. The Fund’s performance will typically lag its Benchmark due to fees.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Duration Inflation Protected Fund (Class Y)	4.84%	3.09%	2.85%
ICE BofA 1-5 Year US Inflation-Linked Treasury Index	5.12%	3.41%	3.16%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 368,150,836
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 549,083
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$368,150,836
Total number of portfolio holdings	20
Total advisory fees paid	$549,083
Portfolio turnover rate	41%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity
(% of total investments)
4/15/2027	5.0%
7/15/2027	5.4%
10/15/2027	4.9%
1/15/2028	8.3%
4/15/2028	8.7%
7/15/2028	5.2%
10/15/2028	5.1%
1/15/2029	7.7%
4/15/2029	9.8%
7/15/2029	5.5%
10/15/2029	5.4%
1/15/2030	5.5%
4/15/2030	6.0%
7/15/2030	5.8%
10/15/2030	6.0%
1/15/2031	5.7%

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